    As filed with the Securities and Exchange Commission on April 2, 1997

                                                              File No. 333-00999

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            POST-EFFECTIVE AMENDMENT NO. 1                   /X/

                                     AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                   AMENDMENT NO. 3                           /X/

                             ---------------------

                 GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT
                           (Exact Name of Registrant)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                              (Name of Depositor)

                               MICHAEL J. VELOTTA
                 VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL
                       GLENBROOK LIFE AND ANNUITY COMPANY
                               3100 SANDERS ROAD
                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400
                (Name and Complete Address of Agent for Service)

Copies to:
STEPHEN E. ROTH, ESQUIRE                                            JOHN R. HEDRICK, ESQUIRE
SUTHERLAND, ASBILL & BRENNAN, L.L.P.                  ALLSTATE LIFE FINANCIAL SERVICES, INC.
1275 PENNSYLVANIA AVENUE                                                   3100 SANDERS ROAD
WASHINGTON, D.C. 20004-2404                                             NORTHBROOK, IL 60062


                             ---------------------
                        Statement Pursuant to Rule 24f-2

     Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby states that, pursuant to paragraph (b)(1), it filed its Rule 24f-2 Notice for the fiscal year ending December 31, 1996 on February 26, 1997.
                             ---------------------
            IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

             immediately upon filing pursuant to paragraph (b) of Rule 485
       ----
        X    on May 1, 1997 pursuant to paragraph (b) of Rule 485
       ----
             60 days after filing pursuant to paragraph (a)(i) of Rule 485
       ----
             on (date) pursuant to paragraph (a)(i) of Rule 485
       ----

    If appropriate, check the following box:
                this post-effective amendment designates a new effective date ------ for a previously filed post-effective amendment


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                             CROSS REFERENCE SHEET

    Showing Location in Part A (Prospectus) and Part B of Registration Statement of Additional Information Required by Form N-4

ITEM OF FORM N-4                                                                PROSPECTUS CAPTION
---------------------------------------------------------------  -------------------------------------------------
Part A: INFORMATION REQUIRED IN A PROSPECTUS

1.            Cover Page.......................................  Cover Page
2.            Definitions......................................  Glossary
3.            Synopsis.........................................  Highlights; Summary of Variable Account Expenses
4.            Condensed Financial..............................                         --
  (a)         Chart............................................  Not Applicable
  (b)         MM Yield.........................................  Not Applicable
  (c)         Location of Others...............................  Financial Statements
5.            General..........................................                         --
  (a)         Depositor........................................  Glenbrook Life and Annuity Company
  (b)         Registrant.......................................  The Variable Account
  (c)         Portfolio Company................................  The Funds;
  (d)         Fund Prospectus..................................  The Funds;
  (e)         Voting Rights....................................  Voting Rights
  (f)         Administrators...................................  Charges & Other Deductions
                                                                  Contract Maintenance Charge
6.            Deductions & Expenses............................  Charges & Other Deductions
  (a)         General..........................................  Charges & Other Deductions
  (b)         Sales Load Percent...............................  Withdrawal Charge
  (c)         Special Purchase Plans...........................  Not Applicable
  (d)         Commissions......................................  Distribution of the Contracts
  (e)         Expenses -- Registrant...........................  Charges & Other Deductions
  (f)         Fund Expenses....................................  Summary of Variable Account Expenses; Fund
                                                                  Expenses
  (g)         Organizational Expenses..........................  Not Applicable
7.            Contracts........................................                         --
  (a)         Persons with Rights..............................  Benefits under the Contract; Payout Start Date for Income Payments; Voting Rights; Assignments;
                                                                  Beneficiary
  (b) (i)     Allocation of Purchase Payments..................  Allocation of Purchase Payments
     (ii)     Transfers........................................  Transfers among Investment Alternatives
    (iii)     Exchanges                                          Not Applicable
  (c)         Changes..........................................  Modification
  (d)         Inquiries........................................  Customer Inquiries
8.            Annuity Period...................................  Payout Start Date for Income Payments
  (a)         Material Factors.................................  Variable Account Income Payments;
                                                                  Fixed Amount Income Payments
  (b)         Dates............................................  Payout Start Date for Income Payments
  (c)         Frequency, duration & level......................  Variable Account Income Payments
                                                                  Fixed Amount Income Payments
  (d)         AIR..............................................  Amount of Variable Annuity Income Payments
  (e)         Minimum..........................................  Amount of Variable Annuity Income Payments
  (f)         -- Change Options................................  Transfers among Investment Alternatives
              -- Transfer......................................                         --
9.            Death Benefit....................................  Death Benefits; Death Benefit Amount

ITEM OF FORM N-4                                                                PROSPECTUS CAPTION
---------------------------------------------------------------  -------------------------------------------------
10.           Purchases & Contract Value.......................                         --
  (a)         Purchases........................................  Purchase of the Contracts:
                                                                  Crediting of Initial Purchase Payment
  (b)         Valuation........................................  Accumulation Units; Accumulation Unit Value
  (c)         Daily Calculation................................  Accumulation Units; Accumulation Unit Value;
                                                                  Allocation of Purchase Payments
  (d)         Underwriter......................................  Distribution of the Contracts
11.           Redemptions......................................                         --
  (a)         -- By Owners.....................................  Withdrawals
  (b)         -- By Annuitant..................................  Income Plans
  (c)         Texas ORP........................................  Not Applicable
  (d)         Lapse............................................  Not Applicable
  (e)         Free Look........................................  Highlights
12.           Taxes............................................  Federal Tax Matters
13.           Legal Proceedings................................  Not Applicable
14.           SAI Table of Contents............................  SAI Table of Contents

Part B: INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

15.           Cover Page.......................................  Cover Page
16.           Table of Contents................................  Table of Contents
17.           General Information & History....................                         --
  (a)         Depositor's Name.................................  Glenbrook Life and Annuity Company
  (b)         Assets of Sub-account............................  The Variable Account
  (c)         Control of Depositor.............................  Glenbrook Life and Annuity Company
18.           Services.........................................                         --
  (a)         Fees & Expenses of Registrant....................  Contract Maintenance Charge
  (b)         Management Contracts.............................  Contract Maintenance Charge;
                                                                  Distribution of the Contracts
  (c)         Custodian........................................  SAI: Safekeeping of the Variable Account's Assets
              Independent Public Accountant....................  Experts
  (d)         Assets of Registrant.............................  SAI: Safekeeping of the Variable Account Assets
  (e)         Affiliated Persons...............................  Not Applicable
  (f)         Principal Underwriter............................  Distribution of the Contracts
19.           Purchase of Securities Being Offered.............                         --
  (a)         Offering.........................................  SAI: Purchase of Contracts
  (b)         Sales load.......................................  Distribution of the Contracts
20.           Underwriters.....................................                         --
  (a)         Principal Underwriter............................  Distribution of the Contracts
  (b)         Continuous offering..............................  SAI: Purchase of Contracts
  (c)         Commissions......................................  Distribution of the Contracts
  (d)         Unaffiliated Underwriters........................  N/A
21.           Calculation of Performance Data..................  SAI: Performance Data
22.           Annuity Payments.................................  Income Payments
23.           Financial Statements.............................                         --
  (a)         Financial Statements of Registrant...............  SAI: Not Applicable
  (b)         Financial Statements of Depositor................  Glenbrook Life and Annuity Company Financial
                                                                  Statements

ITEM OF FORM N-4                                                                PROSPECTUS CAPTION
---------------------------------------------------------------  -------------------------------------------------
Part C: OTHER INFORMATION

24a.          Financial Statements.............................  Part C. Financial Statements
24b.          Exhibits.........................................  Part C. Exhibits
25.           Directors and Officers...........................  Part C. Directors & Officers of Depositor
26.           Persons Controlled By or Under Common
               Control with Depositor or Registrant............  Part C. Persons Controlled by or Under Common
                                                                  Control with Depositor or Registrant
27.           Number of Contract Owners........................  Part C. Number of Contract Owners
28.           Indemnification..................................  Part C. Indemnification
29a.          Relationship of Principal Underwriter to
               Other Investment Companies......................  Part C. Relationship of Principal Underwriter to
                                                                  Other Investment Companies
29b.          Principal Underwriters...........................  Part C. Principal Underwriters
29c.          Compensation of Underwriter......................  Part C. Compensation of Allstate Life Financial
                                                                  Services, Inc.
30.           Location of Accounts and Records.................  Part C. Location of Accounts and Records
31.           Management Services..............................  Part C. Management Services
31.           Undertakings.....................................  Part C. Undertakings

                 GLENBROOK LIFE MULTI-MANAGER VARIABLE ACCOUNT

                                   OFFERED BY

                       GLENBROOK LIFE AND ANNUITY COMPANY

                             POST OFFICE BOX 94042
                         PALATINE, ILLINOIS 60094-4042
                                1-(800) 755-5275

                 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                             ---------------------

This prospectus describes the "Glenbrook Provider Variable Annuity," a Flexible Premium Deferred Variable Annuity Contract ("Contract") designed to aid You in long-term financial planning and which can be used for retirement planning. The Contracts are issued by Glenbrook Life and Annuity Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. Purchase payments for the Contracts will be allocated to a series of Variable Sub-accounts of the Glenbrook Life Multi-Manager Variable Account ("Variable Account") and/or to a Fixed Account option(s) funded through the Company's general account.

The Contracts are issued as individual Contracts or as group Contracts. In states where the Contracts are available only as group Contracts, a certificate is issued that summarizes the provisions of the group Contract. In certain states, certificates are issued under group contracts issued to the Financial Services Group Insurance Trust, an Illinois Trust. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."

The Variable Account will invest in shares of one or more managed investment companies ("Funds") each of which will have multiple investment Portfolios. All of the Funds which are described in this prospectus may not be available with your Contract. Presently, the Variable Account will invest in shares of the following Funds:

    - Dean Witter Variable Investment Series ("Dean Witter Fund")

    - Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. (collectively the "Dreyfus Funds")

    - Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II (collectively the "Fidelity Funds")

    - MFS-Registered Trademark- Variable Insurance Trust ("MFS Fund")


    - American Century Variable Portfolios, Inc. ("American Century Funds")



The DEAN WITTER FUND has four available Portfolios: (1) VIS Dividend Growth (2) VIS European Growth (3) VIS Quality Income Plus and (4) VIS Utilities; the DREYFUS FUNDS have four available Portfolios: (1) VIF Growth and Income (2) VIF Money Market (3) The Dreyfus Socially Responsible Growth Fund, Inc. and (4) VIF Small Company Stock; the FIDELITY FUNDS have three available Portfolios: (1) VIP II Contrafund (2) VIP Growth and (3) VIP High Income; the MFS FUND has two available Portfolios: (1) MFS Emerging Growth Series and (2) MFS Limited Maturity Series; and the AMERICAN CENTURY FUNDS have two available Portfolios:
(1) American Century VP Balanced and (2) American Century VP International.


                  The Contract is not available in all states.


At least once each Contract Year, the Company will send the Owner an annual statement that contains certain information pertinent to the individual Owner's Contract. The annual statement details values and specific Contract data that applies to each particular Contract. The annual statement does not contain financial statements of the Company, although the Company's financial statements are on page F-1 of this prospectus. Our Company files annual and quarterly reports and other information with the SEC. You may read and copy any reports, statements or other information we file at the SEC's public reference room in Washington, D.C. You can request copies of these documents upon payment of a duplicating fee, by writing to the SEC. Please call the SEC at 1-800-SEC-0330 for further information on the operation of the public reference rooms. Our SEC filings are also available to the public on the SEC Internet site http://www.sec.gov.).

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.
                            ------------------------

This prospectus presents information You should know before making a decision to invest in the Contract and the available Investment Alternatives.


The Contract Value will vary daily as a function of the investment performance of the Sub-accounts of our Variable Account and any interest credited to the Fixed Account. The Company does not guarantee any minimum Contract Value for amounts allocated to the Variable Account. Benefits provided by this Contract, when based on the Fixed Account, are subject to a Market Value Adjustment, the operation of which may result in upward or downward adjustments in withdrawal benefits, death benefits, settlement values, transfers to other Sub-accounts, or periodic income payments.


THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS WHICH HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS; HOWEVER, THE CONTRACTS AND THE INVESTMENTS IN THE FUNDS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE FUNDS' SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                     THESE CONTRACTS ARE NOT FDIC INSURED.


The Company has prepared and filed a Statement of Additional Information dated May 1, 1997 with the U.S. Securities and Exchange Commission. If You wish to receive the Statement of Additional Information, You may obtain a free copy by calling or writing the Company at the address above. For your convenience, an order form for the Statement of Additional Information may be found on page B-2 of this prospectus. Before ordering, You may wish to review the Table of Contents of the Statement of Additional Information on page B-1 of this prospectus. The Statement of Additional Information has been incorporated by reference into this prospectus.


This Prospectus is Valid Only When Accompanied or Preceded By A Current Prospectus For The Funds.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

3

                               TABLE OF CONTENTS


                                                    PAGE
Glossary.......................................           4
Highlights.....................................           5
Summary of Variable Account Expenses...........           6
Condensed Financial Information................           8
Yield and Total Return Disclosure..............           8
Financial Statements...........................           9
Glenbrook Life and Annuity Company and the
 Variable Account..............................           9
  Glenbrook Life and Annuity Company...........           9
  The Variable Account.........................          10
The Funds......................................          10
Fixed Account Options..........................          12
  Dollar Cost Averaging Fixed Account..........          12
  Guaranteed Maturity Fixed Account............          12
    EXAMPLE OF INTEREST CREDITING DURING THE
     GUARANTEE PERIOD..........................          13
    WITHDRAWALS OR TRANSFERS...................          14
    MARKET VALUE ADJUSTMENT....................          14
Purchase of the Contracts......................          14
  Purchase Payment Limits......................          14
  Free-Look Period.............................          14
  Crediting of Initial Purchase Payment........          15
  Allocation of Purchase Payments..............          15
  Accumulation Units...........................          15
  Accumulation Unit Value......................          15
  Transfers Among Investment Alternatives......          15
  Dollar Cost Averaging........................          16
  Automatic Portfolio Rebalancing..............          16
Benefits Under the Contract....................          16
  Withdrawals..................................          16
  Income Payments..............................          17
    PAYOUT START DATE FOR INCOME PAYMENTS......          17
    VARIABLE ACCOUNT INCOME PAYMENTS...........          17
    FIXED AMOUNT INCOME PAYMENTS...............          17
    INCOME PLANS...............................          17
Death Benefits.................................          18
  Distribution Upon Death Payment Provisions...          18
  Death Benefit Amount.........................          18
Charges and Other Deductions...................          19
  Deductions from Purchase Payments............          19
  Withdrawal Charge (Contingent Deferred Sales
   Charge).....................................          19
  Contract Maintenance Charge..................          19
  Administrative Expense Charge................          20
  Mortality and Expense Risk Charge............          20
  Taxes........................................          20
  Transfer Charges.............................          20
  Fund Expenses................................          20
General Matters................................          21
  Owner........................................          21
  Beneficiary..................................          21
  Assignments..................................          21
  Delay of Payments............................          21
  Modification.................................          21
  Customer Inquiries...........................          21
Federal Tax Matters............................          21
  Introduction.................................          21
  Taxation of Annuities in General.............          21
    TAX DEFERRAL...............................          21
    NON-NATURAL OWNERS.........................          22
    DIVERSIFICATION REQUIREMENTS...............          22
    OWNERSHIP TREATMENT........................          22
    DELAYED MATURITY DATES.....................          22
    TAXATION OF PARTIAL AND FULL WITHDRAWALS...          22
    TAXATION OF ANNUITY PAYMENTS...............          23
    TAXATION OF ANNUITY DEATH BENEFITS.........          23
    PENALTY TAX ON PREMATURE DISTRIBUTIONS.....          23
    AGGREGATION OF ANNUITY CONTRACTS...........          23
  Tax Qualified Contracts......................          23
    RESTRICTIONS UNDER SECTION 403(b) PLANS....          23
  Income Tax Withholding.......................          24
Distribution of the Contracts..................          24
Voting Rights..................................          24
Selected Financial Data........................          24
Management's Discussion and Analysis of
 Financial Condition and Results of
 Operations....................................          25
Competition....................................          27
Employees......................................          27
Properties.....................................          27
State and Federal Regulation...................          27
Executive Officers and Directors of the
 Company.......................................          27
Executive Compensation.........................          29
Legal Proceedings..............................          30
Experts........................................          30
Legal Matters..................................          30
Financial Statements...........................         F-1
Appendix A -- Market Value Adjustment..........         A-1
Statement of Additional Information: Table of
 Contents......................................         B-1
Order Form.....................................         B-2

4

                                    GLOSSARY

ACCUMULATION UNIT -- A measure of your ownership interest in a Sub-account of the Variable Account prior to the Payout Start Date. Analogous, though not identical, to a share owned in a mutual fund.

ACCUMULATION UNIT VALUE -- The value of each Accumulation Unit which is calculated each Valuation Date. Each Sub-account of the Variable Account has its own distinct Accumulation Unit Value. Analogous, though not identical, to the share price (net asset value) of a mutual fund.

ANNUITANT(S) -- The person or persons whose life determines the latest Payout Start Date and the amount and duration of any income payments for Income Plan options other than Guaranteed Payments for a Specified Period. Joint annuitants are only permitted on or after the Payout Start Date.

BENEFICIARY(IES) -- The person(s) to whom any benefits are due when a death benefit is payable and there is no surviving Owner.

COMPANY("WE," "US") -- Glenbrook Life and Annuity Company.

CONTRACT -- The Glenbrook Life and Annuity Company Flexible Premium Deferred Variable Annuity Contract, known as the "Glenbrook Provider Variable Annuity" that is described in this prospectus.

CONTRACT ANNIVERSARY -- An anniversary of the date that the Contract was issued.

CONTRACT VALUE -- The value of all amounts accumulated under the Contract prior to the Payout Start Date, equivalent to the Accumulation Units in each Sub-account of the Variable Account multiplied by the respective Accumulation Unit Value, plus the value in the Fixed Account.

CONTRACT YEAR -- A period of 12 months starting with the issue date or any Contract Anniversary.

DOLLAR COST AVERAGING FIXED ACCOUNT -- Purchase payments may be allocated to the Dollar Cost Averaging Fixed Account for the purpose of establishing a Dollar Cost Averaging Program.

GUARANTEED MATURITY FIXED ACCOUNT -- The Guaranteed Maturity Fixed Account is divided into Sub-accounts. These Sub-accounts are distinguished by Guarantee Period(s) and the dates the period(s) begin. The Fixed Sub-accounts are established when purchase payments are allocated to the Guaranteed Maturity Fixed Account; when previous Sub-accounts expire and new Guarantee Periods are selected; and when You transfer an amount to the Guaranteed Maturity Fixed Account. Also known as the "Guaranteed Maturity Account."

GUARANTEE PERIOD -- A period of years for which a specified effective annual interest rate is guaranteed by the Company.

INCOME PLAN -- One of several ways in which a series of payments are made after the Payout Start Date. Income payment amounts may vary based on any Sub-account of the Variable Account and/or may be fixed for the duration of the Income Plan.

INVESTMENT ALTERNATIVES -- The Sub-accounts of the Variable Account and the Fixed Account options.

MARKET VALUE ADJUSTMENT -- The adjustment made to the money distributed from a Sub-account of the Guaranteed Maturity Fixed Account, prior to the end of the Guarantee Period, to reflect the impact of changes in interest rates between the time the Sub-account of the Guaranteed Maturity Fixed Account was established and the time of distribution.

NON-QUALIFIED CONTRACTS -- Contracts other than Qualified Contracts.

OWNER(S)("YOU") -- With respect to individual Contracts, the person or persons designated as the Owner in the Contract. With respect to group Contracts, an individual participant(s) under the Contract.

PAYOUT START DATE -- The date on which income payments begin.

PORTFOLIOS -- The mutual fund Portfolios of the Funds.

QUALIFIED CONTRACTS -- Contracts issued under plans that qualify for special federal income tax treatment under Sections 401(a), 403(a), 403(b) and 408 of the Internal Revenue Code.

VALUATION DATE -- Each day that the New York Stock Exchange is open for business. The Valuation Date does not include such Federal and non-Federal holidays as are observed by the New York Stock Exchange.

VALUATION PERIOD -- The period between successive Valuation Dates, commencing at the close of regular trading on the New York Stock Exchange (which is normally 4:00pm Eastern Time) and ending as of the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.

VARIABLE ACCOUNT -- Glenbrook Life Multi-Manager Variable Account, a separate investment account established by the Company to receive and invest purchase payments paid under the Contracts.

VARIABLE SUB-ACCOUNT -- A portion of the Variable Account invested in shares of a corresponding Portfolio. The investment performance of each Variable Sub-account is linked directly to the investment performance of its corresponding Portfolio.

5

HIGHLIGHTS

THE CONTRACT

This Contract is designed for long-term financial planning and retirement planning. Money can be allocated to any combination of Variable Sub-accounts and Fixed Account options. You have access to your funds either through withdrawals of Contract Value or through periodic income payments. You bear the entire investment risk for Contract Values and income payments based upon the Variable Account, because values will vary depending on the investment performance of the Portfolio(s) underlying the Variable Sub-accounts You select. See "Accumulation Unit Value," page 15 and "Income Plans," page 17. You will also bear the investment risk of adverse changes in interest rates in the event amounts are prematurely withdrawn or transferred from Sub-accounts of the Guaranteed Maturity Fixed Account. See "Guaranteed Maturity Fixed Account," page 12.

FREE-LOOK

You may cancel the Contract any time within 20 days after receipt of the Contract, or longer if required by state law, and receive a full refund of purchase payments allocated to the Fixed Account options. Purchase payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation, unless a refund of purchase payments is required by state or federal law.

HOW TO INVEST

Your first purchase payment must be at least $3,000 (for qualified contracts, $2,000). Subsequent purchase payments must be at least $50. Purchase payments may also be made pursuant to an Automatic Addition Program. See "Purchase Payment Limits," page 14. At the time of your application, You will allocate your purchase payment among the Investment Alternatives. The allocation You specify on the application will be effective immediately. All allocations must be in whole percents from 0% to 100% (total allocation equals 100%) or in whole dollars (total allocation equals entire dollar amount of purchase payment). Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments," page 15.

INVESTMENT ALTERNATIVES

Presently, the Variable Account invests in shares of the following Funds:

    - Dean Witter Variable Investment Series ("Dean Witter Fund")

    - Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. (collectively the "Dreyfus Funds")

    - Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II (collectively the "Fidelity Funds")

    - MFS-Registered Trademark- Variable Insurance Trust ("MFS Fund")


    - American Century Variable Portfolios, Inc. ("American Century Funds")



The DEAN WITTER FUND has four available Portfolios: (1) VIS Dividend Growth (2) VIS European Growth (3) VIS Quality Income Plus and (4) VIS Utilities; the DREYFUS FUNDS have four available Portfolios: (1) VIF Growth and Income (2) VIF Money Market (3) The Dreyfus Socially Responsible Growth Fund, Inc. and (4) VIF Small Company Stock; the FIDELITY FUNDS have three available Portfolios: (1) VIP II Contrafund (2) VIP Growth and (3) VIP High Income; the MFS FUND has two available Portfolios: (1) MFS Emerging Growth Series and (2) MFS Limited Maturity Series; and the AMERICAN CENTURY FUNDS have two available Portfolios:
(1) American Century VP Balanced and (2) American Century VP International.


The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying prospectuses for the Funds.

In addition to the Variable Account, Owners can also allocate all or part of their purchase payments to the Fixed Account options. See "Fixed Account Options," on page 12.

TRANSFERS AMONG INVESTMENT ALTERNATIVES

Prior to the Payout Start Date, You may transfer amounts among the Investment Alternatives. The Company reserves the right to assess a $10 charge on each transfer in excess of twelve per Contract Year. The Company is presently waiving this charge. Transfers to the Guaranteed Maturity Fixed Account must be at least $50. Certain Fixed Account transfers may be restricted. See "Transfers Among Investment Alternatives," page 15. You may want to enroll in a Dollar Cost Averaging Program or an Automatic Portfolio Rebalancing Program. See "Dollar Cost

6
Averaging," page 16, and "Automatic Portfolio Rebalancing," page 16.

CHARGES AND DEDUCTIONS

The costs of the Contract include: a contract maintenance charge ($35 annually), a mortality and expense risk charge (deducted daily, equal on an annual basis to 1.25% of the Contract's daily net assets of the Variable Account and for Contracts with the optional enhanced death benefit provision, an additional mortality and expense risk charge of .10% is assessed bringing the total mortality and expense risk charge to 1.35%) and an administrative expense charge (deducted daily, equal on an annual basis to .10% of the Contract's daily net assets of the Variable Account). The Company reserves the right to assess a transfer charge ($10 on each transfer in excess of twelve per Contract Year). Additional deductions may be made for certain taxes. See "Contract Maintenance Charge," page 19, "Mortality and Expense Risk Charge," page 20, "Administrative Expense Charge," page 20, "Transfer Charges," page 20, and "Taxes," page 20.

WITHDRAWALS

You may withdraw all or part of the Contract Value before the earliest of the Payout Start Date, the death of any Owner or, if the Owner is not a natural person, the death of the Annuitant. (Each Contract Year, no withdrawal charges or Market Value Adjustments will be applied to amounts withdrawn up to 15% of the amount of purchase payments.) Amounts withdrawn in excess of the 15% may be subject to a withdrawal charge of 0% to 6% depending on how long purchase payments have been invested in the Contract. Amounts withdrawn from a Sub-account of the Guaranteed Maturity Fixed Account, in excess of the 15%, except during the 30 day period after the Guarantee Period expires, will be subject to a Market Value Adjustment. Once the total amount of withdrawals exceed the total amount of purchase payments, future withdrawals will not be subject to a withdrawal charge. See "Withdrawals," page 16, "Withdrawals or Transfers," page 14, "Taxation of Annuities in General," page 21 and "Withdrawal Charge," page 19.

DEATH BENEFIT

The Company will pay a death benefit prior to the Payout Start Date on the death of any Owner or, if the Owner is not a natural person, the death of the Annuitant. See "Death Benefit Amount," page 18.

INCOME PAYMENTS

You will receive periodic income payments beginning on the Payout Start Date. You may choose among several Income Plans to fit your needs. Income payments may be received for a specified period or for life (either single or joint life), with or without a guaranteed number of payments. You can select income payments that are fixed, variable or a combination of fixed and variable. See "Income Payments," page 17.

SUMMARY OF VARIABLE ACCOUNT EXPENSES

The following table illustrates all expenses and fees that You will incur. The expenses and fees set forth in the table are based on charges under the Contract and on the expenses of the Variable Account and the underlying Funds.

OWNER TRANSACTION EXPENSES (ALL SUB-ACCOUNTS)

Sales Load Imposed on
 Purchases (as a
 percentage of
 purchase payments)...                     None
Withdrawal Charge (as
 a percentage of
 purchase payments)...                       *

                                        APPLICABLE
NUMBER OF COMPLETE                      WITHDRAWAL
YEARS SINCE PURCHASE                     CHARGE AS
PAYMENT WAS MADE                       A PERCENTAGE
----------------------              -------------------
    0 years...........                          6%
    1 year............                          6%
    2 years...........                          5%
    3 years...........                          5%
    4 years...........                          4%
    5 years...........                          3%
    6 years or more...                          0%

Transfer Fee..........          **
Contract Maintenance
 Charge...............      $35***

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF
 THE CONTRACT'S AVERAGE NET ASSETS IN THE VARIABLE
 ACCOUNT)
Mortality and Expense
 Risk Charge..........   1.35%****
Administrative Expense
 Charge...............        .10%

Total Variable Account
 Annual Expenses......   1.45%****

------------
   * Each Contract Year up to 15% of the amount of purchase payments may be withdrawn without a withdrawal charge or a Market Value Adjustment.

7

  ** No charges will be imposed on the first twelve transfers in any Contract
     Year. The Company reserves the right to assess a $10 charge for each transfer in excess of twelve in any Contract Year, excluding transfers due to Dollar Cost Averaging and Automatic Portfolio Rebalancing.

 *** The Contract Maintenance Charge will be waived if total purchase payments as of a Contract Anniversary or upon a full withdrawal are $50,000 or more or if all monies are allocated to the Fixed Account options on the Contract Anniversary.

**** For Contracts without an enhanced death benefit provision, the mortality and expense risk charge is 1.25%, resulting in total Variable Account annual expenses of 1.35%.

                                 FUND EXPENSES
                        (AS A PERCENTAGE OF FUND ASSETS)


                                          OTHER       TOTAL FUND ANNUAL
PORTFOLIO            MANAGEMENT FEES    EXPENSES          EXPENSES
-------------------  ---------------  -------------  -------------------
VIS Dividend
 Growth............        0.56%(1)          0.01%            0.57%
VIS European
 Growth............        1.00%             0.11%            1.11%
VIS Utilities......        0.65%(2)          0.02%            0.67%
VIS Quality Income
 Plus..............        0.50%(3)          0.03%            0.53%
VIP Growth.........        0.61%             0.08%            0.69%
VIP High Income....        0.59%             0.12%            0.71%(4)
VIP II
 Contrafund........        0.61%             0.13%            0.74%(4)
Dreyfus Socially
 Responsible
 Growth............        0.72%             0.24%            0.96%(5)
VIF Small Company
 Stock.............        0.56%             0.19%            0.75%(5)
VIF Growth &
 Income............        0.75%             0.08%            0.83%
VIF Money Market...        0.50%             0.12%            0.62%
MFS Emerging Growth
 Series(6).........        0.75%             0.25%            1.00%
MFS Limited
 Maturity
 Series(6).........        0.55%             0.45%            1.00%
VP International...        1.50%             0.00%            1.50%
VP Balanced........        1.00%             0.00%            1.00%


---------------

(1) The management fee is 0.625% for net assets of up to $500 million. For net assets which exceed $500 million, but do not exceed $1 billion, the management fee is 0.50% and for net assets that exceed $1 billion, the management fee is 0.475%.

(2) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee is 0.55%.

(3) This percentage is applicable to Portfolio net assets of up to $500 million. For net assets which exceed $500 million, the management fee is 0.45%.


(4) A portion of the brokerage commissions that certain funds pay was used to reduce fund's expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the total operating expenses presented in the table would have been .67% for Growth Portfolio and .71% for Contrafund Portfolio.



(5) From time to time, The Dreyfus Corporation and, with respect to Dreyfus Socially Responsible Growth, NCM Capital Management Group, Inc., in their sole discretion may waive all or part of their fees and/or voluntarily assume certain expenses. As of the date of this prospectus, certain fees are being waived or expenses being assumed on a voluntary basis. Without such waivers or reimbursement, the Management Fees, Other Expenses and Total Fund Annual Expenses that would have been incurred for the fiscal year ended December 31, 1996 would be -- Dreyfus Socially Responsible Growth: 0.75%, 0.24% and 0.99%, respectively; VIF Small Company Stock: 0.75%, 0.19% and 0.94%, respectively. There is no guarantee that any fee waiver or expense reimbursement will continue in the future.



(6) The Adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed the following percentages of the average daily net assets of the Series during the current fiscal year: 0.45% for the Limited Maturity Series and 0.25% for the Emerging Growth Series. See "Information Concerning Shares of Each Series -- Expenses." Otherwise, "Other Expenses" and "Total Operating Expenses" for each Series would be: 0.41% and 1.16% for Emerging Growth and 7.00% and 7.55% for Limited Maturity respectively.


-------------------------------------------------------

EXAMPLE

You (the Owner) would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return under the following circumstances.

If You terminate your Contract or annuitize for a specified period of less than 120 months at the end of the applicable time period:


(WITH ENHANCED DEATH BENEFIT
PROVISION)
PORTFOLIO                           ONE YEAR      THREE YEAR
--------------------------------  -------------  -------------
VIS Dividend Growth.............    $      73      $     110
VIS European Growth.............    $      78      $     126
VIS Utilities...................    $      74      $     113
VIS Quality Income Plus.........    $      72      $     109
VIP Growth......................    $      74      $     114
VIP High Income.................    $      74      $     114
VIP II Contrafund...............    $      75      $     115
Dreyfus Socially Responsible
 Growth.........................    $      77      $     122
VIF Small Company Stock.........    $      75      $     115
VIF Growth & Income.............    $      76      $     118
VIF Money Market................    $      73      $     111
MFS Emerging Growth Series......    $      77      $     123
MFS Limited Maturity Series.....    $      77      $     123
VP International................    $      82      $     138
VP Balanced.....................    $      77      $     123

8

(WITHOUT ENHANCED DEATH BENEFIT
PROVISION)
PORTFOLIO                           ONE YEAR      THREE YEAR
--------------------------------  -------------  -------------

VIS Dividend Growth.............    $      72      $     107
VIS European Growth.............    $      77      $     123
VIS Utilities...................    $      73      $     110
VIS Quality Income Plus.........    $      71      $     106
VIP Growth......................    $      73      $     110
VIP High Income.................    $      73      $     111
VIP II Contrafund...............    $      74      $     112
Dreyfus Socially Responsible
 Growth.........................    $      76      $     119
VIF Small Company Stock.........    $      74      $     112
VIF Growth & Income.............    $      75      $     115
VIF Money Market................    $      72      $     108
MFS Emerging Growth Series......    $      76      $     120
MFS Limited Maturity Series.....    $      76      $     120
VP International................    $      81      $     135
VP Balanced.....................    $      76      $     120


If You do not terminate your Contract or if You annuitize for a specified period of 120 months or more at the end of the applicable time period:

(WITH ENHANCED DEATH BENEFIT
PROVISION)
PORTFOLIO                           ONE YEAR      THREE YEAR
--------------------------------  -------------  -------------
VIS Dividend Growth.............    $      22      $      67
VIS European Growth.............    $      27      $      84
VIS Utilities...................    $      23      $      70
VIS Quality Income Plus.........    $      21      $      66
VIP Growth......................    $      23      $      71
VIP High Income.................    $      23      $      72
VIP II Contrafund...............    $      24      $      73
Dreyfus Socially Responsible
 Growth.........................    $      26      $      79
VIF Small Company Stock.........    $      24      $      73
VIF Growth & Income.............    $      25      $      75
VIF Money Market................    $      22      $      69
MFS Emerging Growth Series......    $      26      $      81
MFS Limited Maturity Series.....    $      26      $      81
VP International................    $      31      $      96
VP Balanced.....................    $      26      $      81


(WITHOUT ENHANCED DEATH BENEFIT
PROVISION)
PORTFOLIO                           ONE YEAR      THREE YEAR
--------------------------------  -------------  -------------
VIS Dividend Growth.............    $      21      $      64
VIS European Growth.............    $      26      $      81
VIS Utilities...................    $      22      $      67
VIS Quality Income Plus.........    $      20      $      63
VIP Growth......................    $      22      $      68
VIP High Income.................    $      22      $      69
VIP II Contrafund                   $      23      $      70
Dreyfus Socially Responsible
 Growth.........................    $      25      $      76
VIF Small Company Stock.........    $      23      $      70
VIF Growth & Income.............    $      24      $      72
VIF Money Market................    $      21      $      66
MFS Emerging Growth Series......    $      25      $      78
MFS Limited Maturity Series.....    $      25      $      78
VP International................    $      30      $      93
VP Balanced.....................    $      25      $      78



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The purpose of the table is to assist You in understanding the various costs and expenses that You will bear directly or indirectly. The table reflects annuity expenses and Fund expenses. Premium taxes, which vary from 0-3.5% depending on the state where the Contract is sold, are not reflected in the example.


CONDENSED FINANCIAL INFORMATION

Condensed financial information for the Glenbrook Life Multi-Manager Variable Account is not included because, as of the date of this prospectus, the Variable Account had not yet commenced operations and had no assets, liabilities, or income.

YIELD AND TOTAL RETURN DISCLOSURE

From time to time the Variable Account may advertise the yield and total return investment performance of one or more Sub-accounts. Yield and standardized total return advertisements include all charges and expenses attributable to the Contracts. Including these fees has the effect of decreasing the advertised performance of a Sub-account, so that a Sub-account's investment performance will not be directly comparable to that of an ordinary mutual fund.

When a Sub-account advertises its standardized total return it will be calculated for one year, five years, and ten years or since inception if the Sub-account has not

9
been in existence for such periods. Total return is measured by comparing the value of an investment in the Sub-account at the end of the relevant period to the value of the investment at the beginning of the period.

In addition to the standardized total return, the Sub-account may advertise a non-standardized total return. This figure may be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the withdrawal charges under the Contract are not deducted. Therefore, a non-standardized total return for a Sub-account can be higher than a standardized total return for a Sub-account.

Certain Sub-accounts may advertise yield in addition to total return. Except in the case of the Money Market Sub-account, the yield will be computed in the following manner: the net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period, and then annualized. This figure reflects the recurring charges at the separate account level.

The Money Market Sub-account may advertise, in addition to the total return, either yield or the effective yield. The yield in this case refers to the income generated by an investment in that Sub-account over a seven-day period net of recurring charges at the separate account level. The income is then annualized (i.e., the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment). The effective yield is calculated similarly but when annualized, the income earned by an investment in the Money Market Sub-account is assumed to be reinvested at the end of each seven-day period. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment during a 52-week period.

The Variable Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date that the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Sub-accounts will be calculated based on the performance of the underlying Portfolios and the assumption that the Sub-accounts were in existence for the same periods as those of the underlying Portfolios, with a level of charges equal to those currently assessed against the Sub-accounts.

Please refer to the Statement of Additional Information for a further description of the method used to calculate a Sub-account's yield and total return.

FINANCIAL STATEMENTS

The financial statements of Glenbrook Life and Annuity Company begin on page F-1 of this prospectus. The financial statements of Glenbrook Life Multi-Manager Variable Account are not included in the Statement of Additional Information because, as of the date of this prospectus, the Variable Account had not yet commenced operations and had no assets, liabilities, or income.

GLENBROOK LIFE AND ANNUITY COMPANY AND THE VARIABLE ACCOUNT

GLENBROOK LIFE AND ANNUITY COMPANY

The Company is the issuer of the Contract. The Company is a stock life insurance company which was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of the State of Indiana in 1965. From 1965 to 1983 the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992 the Company was known as "William Penn Life Assurance Company of America." As of the date of this prospectus, the Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's home office is located at 3100 Sanders Road, Northbrook, Illinois 60062.


The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation ("Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend.


The Company and Allstate Life entered into a reinsurance agreement, effective June 5, 1992, under which the Company reinsures substantially all of its business with Allstate Life. Under the reinsurance agreement, Fixed Account purchase payments are automatically transferred to Allstate Life and become invested with the assets of Allstate Life, and Allstate Life accepts 100% of the liability under such contracts.

10

THE VARIABLE ACCOUNT

Established on January 15, 1996, the Glenbrook Life Multi-Manager Variable Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. However, such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.

The Variable Account has been divided into fifteen Sub-accounts, each of which invests solely in its corresponding Portfolio of the Funds. Additional Variable Sub-accounts may be added at the discretion of the Company.

The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations. Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct. The Company's obligations arising under the Contracts are general corporate obligations of the Company.

THE FUNDS

The Variable Account will invest in shares of one or more Funds. The Funds are registered with the Securities and Exchange Commission as open-end, series, management investment companies. Registration of the Funds does not involve supervision of their management, investment practices or policies by the Securities and Exchange Commission. The Funds' Portfolios are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to the Variable Account.

The Funds available for investment by the Variable Account as of the date of this Prospectus are listed below:

I.  DEAN WITTER FUND

    - VIS DIVIDEND GROWTH PORTFOLIO -- seeks to provide reasonable current income and long-term growth of income and capital by investing primarily in common stock of companies with a record of paying dividends and the potential for increasing dividends.

    - VIS EUROPEAN GROWTH PORTFOLIO -- seeks to maximize the capital appreciation on its investments by investing primarily in securities issued by issuers located in Europe.

    - VIS QUALITY INCOME PLUS PORTFOLIO -- seeks, as its primary objective, to earn a high level of current income and, as a secondary objective, capital appreciation, but only when consistent with its primary objective, by investing primarily in debt securities issued by the U.S. Government, its agencies and instrumentalities, including zero coupon securities, and in fixed-income securities rated A or higher by Moody's Investors Service, Inc. (Moody's) or Standard & Poor's Corporation (Standard & Poor's) or non-rated securities of comparable quality, and by writing covered call and put options against such securities.

    - VIS UTILITIES PORTFOLIO -- seeks to provide current income and long-term growth of income and capital by investing primarily in equity and fixed-income securities of companies engaged in the public utilities industry.

Dean Witter InterCapital Inc. ("InterCapital"), Two World Trade Center, New York, New York 10048, is the Fund's Investment Manager. InterCapital is a wholly owned subsidiary of Dean Witter, Discover & Co. Morgan Grenfell Investment Services Limited, 20 Finsbury Circus, London, England, is the Sub-Advisor of the European Growth Portfolio of the Fund.

II.  DREYFUS FUNDS

    - VIF GROWTH & INCOME PORTFOLIO -- seeks to provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk.

    - VIF MONEY MARKET PORTFOLIO -- seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

    - THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -- seeks to provide capital growth. Current income is a secondary goal. Invests principally in common stocks, or securities convertible into common stock, of companies which, in the opinion of the Fund's management, not only meet traditional investment standards, but also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America.

    - VIF SMALL COMPANY STOCK PORTFOLIO -- seeks to provide investment results that are greater than

11
      the total return performance of publicly-traded common stocks in the aggregate, as represented by the Russell 2500-TM- Index. Invests primarily in a portfolio of equity securities of small- to medium-sized domestic issuers, while attempting to maintain volatility and diversification similar to that of the Russell 2500-TM- Index.


The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as the Fund's investment manager. The Dreyfus Corporation is a wholly owned subsidiary of Mellon Bank, N.A., which is a wholly owned subsidiary of Mellon Bank Corporation. NCM Capital Management Group, Inc, 105 West Main Street, Durham, North Carolina 27701, serves as self-investment adviser to Dreyfus Socially Responsible Growth Fund, Inc.


III.  FIDELITY FUNDS

    - VIP II CONTRAFUND -- seeks capital appreciation by investing in companies that Fidelity Management & Research Company ("FMR") believes to be undervalued due to an overly pessimistic appraisal by the public.

    - VIP GROWTH -- seeks capital appreciation by investing primarily in common stocks. The fund may also pursue capital appreciation through the purchase of bonds and preferred stocks.

    - VIP HIGH INCOME -- seeks high current income by investing primarily in all types of income-producing debt securities, preferred stocks, and convertible securities.

Fidelity Management & Research Company, 82 Devonshire Street, Boston, Massachusetts, is the Investment Manager of the Funds.

IV.  MFS FUND


    - MFS EMERGING GROWTH SERIES -- seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Portfolio's investment objective of long-term growth of capital.



    - MFS LIMITED MATURITY SERIES -- the primary investment objective is to provide as high a level of current income as is believed to be consistent with prudent investment risk. The Portfolio's secondary objective is to protect shareholders' capital.


MFS manages each Series pursuant to an Investment Advisory Agreement with the Trust on behalf of each Portfolio. MFS provides the Series with overall investment advisory and administrative services, as well as general office facilities.


V.  AMERICAN CENTURY FUNDS



    - AMERICAN CENTURY VP BALANCED -- the investment objective of American Century VP Balanced is capital growth and current income. It will seek to achieve its investment objective by maintaining approximately 60% of the assets of American Century VP Balanced in common stocks that are considered by management to have better-than-average prospects for appreciation and the remaining assets in bonds and other fixed income securities.



    - AMERICAN CENTURY VP INTERNATIONAL -- the investment objective of American Century VP International is Capital Growth. It will seek to achieve its investment objective by investing primarily in an internationally diversified portfolio of common stocks that are considered by management to have prospects for appreciation. The Fund will invest primarily in securities of issuers located in developed markets.



American Century Investment Management, Inc. serves as the investment manager of American Century Variable Portfolios, Inc. Its principal place of business is American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank and the shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

An investment in the Dreyfus VIF Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

12

All dividends and capital gains distributions from the Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

There is no assurance that the Portfolios will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectuses for the Funds accompanying this prospectus.

You will find more complete information about the Portfolios, including the risks associated with each Portfolio, in the accompanying prospectuses. You should read the prospectuses for the Funds in conjunction with this prospectus.

THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

FIXED ACCOUNT OPTIONS

DOLLAR COST AVERAGING FIXED ACCOUNT

Purchase payments allocated to the Dollar Cost Averaging Fixed Account become part of the general account of the Company, which supports insurance and annuity obligations. The general account consists of the general assets of the Company other than those in segregated asset accounts.

Instead of You bearing the investment risk, as is the case for amounts in the Variable Account or in other segregated asset accounts of the Company, we bear the investment risk for all amounts in the Dollar Cost Averaging Fixed Account. We have sole discretion to invest the assets of the Dollar Cost Averaging Fixed Account, subject to applicable law. We guarantee that the amounts allocated to the Dollar Cost Averaging Fixed Account will be credited interest at a net effective annual interest rate at least equal to the minimum guaranteed rate found in the Contract. Currently, the amount of interest credited in excess of the guaranteed rate will vary periodically at the sole discretion of the Company. Any interest held in the Dollar Cost Averaging Fixed Account does not entitle an Owner to share in the investment experience of the general account.

Money allocated to the Dollar Cost Averaging Fixed Account earns interest for a one year period at the current rate in effect at the time of allocation. After the one year period, a renewal rate will be declared. Subsequent renewal dates will be every twelve months for each payment. The renewal interest rate will be guaranteed by us for a full year and will not be less than the minimum guaranteed rate found in the Contract. We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account. Any interest credited to amounts allocated to the Dollar Cost Averaging Fixed Account in excess of the guaranteed rate found in the Contract will be determined at the sole discretion of the Company.

Purchase payments may be allocated to the Dollar Cost Averaging Fixed Account for the purpose of establishing a Dollar Cost Averaging Program. Each purchase payment and all its earnings must be transferred out of the Dollar Cost Averaging Fixed Account via Dollar Cost Averaging within 36 months of the payment. At the end of 36 months, any remaining payment and associated earnings will be transferred to the Money Market portfolio.

Surrenders and withdrawals from the Dollar Cost Averaging Fixed Account may be delayed for up to six months.

Interests in the Dollar Cost Averaging Fixed Account are not registered with the Securities and Exchange Commission ("SEC") and the SEC does not review disclosure related to or supervise the operations of this account.

GUARANTEED MATURITY FIXED ACCOUNT

Purchase payments and transfers allocated to one or more of the Sub-accounts of the Guaranteed Maturity Fixed Account become part of the general account of the Company. Each Sub-account offers a separate interest rate Guarantee Period. Guarantee Periods will be offered at the Company's discretion and may range from one to ten years. Presently, the Company offers Guarantee Periods of one, three, five, seven and ten years. The Owner must select the Sub-account(s) to which to allocate each purchase payment and transfer. No less than $50 may be allocated to any one Sub-account. The Company reserves the right to limit the number of additional purchase payments. The Guaranteed Maturity Fixed Account option may not be available in all states. Please consult with your sales representative for current information.

Interest is credited daily to each Sub-account at a rate which compounds to the effective annual interest rate declared for each Sub-account's Guarantee Period that has been selected.

13

The following example illustrates how the Sub-account value for a Sub-account of the Guaranteed Maturity Fixed Account would grow given an assumed purchase payment, Guarantee Period, and effective annual interest rate:

EXAMPLE OF INTEREST CREDITING DURING THE GUARANTEE PERIOD:


Purchase Payment:...............................................................  $10,000.00
Guarantee Period:...............................................................    5 years
Effective Annual Rate:..........................................................      4.50%


                             END OF CONTRACT YEAR:


                                                YEAR 1        YEAR 2        YEAR 3        YEAR 4        YEAR 5
                                             ------------  ------------  ------------  ------------  ------------
Beginning Sub-Account Value                  $  10,000.00
  X (1 + Effective Annual Rate)                     1.045
                                             ------------
                                             $  10,450.00
Sub-Account Value at end of Contract                       $  10,450.00
  year 1 X (1 + Effective Annual Rate)                            1.045
                                                           ------------
                                                           $  10,920.25
Sub-Account Value at end of Contract                                     $  10,920.25
  year 2 X (1 + Effective Annual Rate)                                          1.045
                                                                         ------------
                                                                         $  11,411.66
Sub-Account Value at end of Contract                                                   $  11,411.66
  year 3 X (1 + Effective Annual Rate)                                                        1.045
                                                                                       ------------
                                                                                       $  11,925.19
Sub-Account Value at end of Contract                                                                 $  11,925.19
  year 4 X (1 + Effective Annual Rate)                                                                      1.045
                                                                                                     ------------
Sub-Account Value at end of Guarantee
  Period:                                                                                            $  12,461.82
                                                                                                     ------------
                                                                                                     ------------



TOTAL INTEREST CREDITED IN GUARANTEE PERIOD:  $2,461.82 ($12,461.82 - 10,000.00)


NOTE: The above illustration assumes no withdrawals of any amount during the entire five year period. A withdrawal charge and a Market Value Adjustment may apply to any amount withdrawn in excess of 15% of the amount of purchase payments. The hypothetical interest rate is for illustrative purposes only and is not intended to predict future interest rates to be declared under the Contract.

The Company has no specific formula for determining the rate of interest that it will declare initially or in the future. Such interest rates will be reflective of investment returns available at the time of the determination. In addition, the management of the Company may also consider various other factors in determining interest rates, including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends, and competitive factors. For current interest rate information, please contact your sales representative or the Company's Customer Support Unit at 1(800)526-4827.

THE MANAGEMENT OF THE COMPANY WILL MAKE THE FINAL DETERMINATION AS TO THE INTEREST RATES TO BE DECLARED. THE COMPANY CAN NEITHER PREDICT NOR GUARANTEE FUTURE INTEREST RATES TO BE DECLARED.

At the end of a Guarantee Period, a notice will be mailed to the Owner outlining the options available at the end of a Guarantee Period. During the 30 day period after a Guarantee Period expires the Owner may:

    - take no action and the Company will automatically renew the Sub-account value to a Guarantee Period of the same duration to be established as of the day the previous Guarantee Period expired; or

    - notify the Company to apply the Sub-account value to a new Guarantee Period or periods to be established as of the day the previous Guarantee Period expired; or

    - notify the Company to apply the Sub-account value to any Sub-account of the Variable Account on the day we receive the notification; or

14

    - receive a portion of the Sub-account value or the entire Sub-account value through a partial or full withdrawal that is not subject to a Market Value Adjustment. In this case, the amount withdrawn will be deemed to have been renewed at the shortest Guarantee Period then being offered with current interest credited from the date the Guarantee Period expired.

The Automatic Laddering Program allows the Owner to choose, in advance, one renewal Guarantee Period for all renewing Sub-accounts. The Owner can select the Automatic Laddering Program at any time during the accumulation phase, including on the issue date. The Automatic Laddering Program will continue until the Owner gives written notice to the Company. The Company reserves the right to discontinue this Program. For additional information on the Automatic Laddering Program, please call the Company's Customer Support Unit at 1(800)526-4827.

WITHDRAWALS OR TRANSFERS

Withdrawals in excess of the free withdrawal amount and transfers paid from a Sub-account of the Guaranteed Maturity Fixed Account other than during the 30 day period after a Guarantee Period expires are subject to a Market Value Adjustment. See "Market Value Adjustment" section below.

The amount received by the Owner under a withdrawal request equals the amount requested, adjusted by any Market Value Adjustment, less any applicable withdrawal charge (based upon the amount requested prior to any Market Value Adjustment), less premium taxes and withholding (if applicable), less any applicable transfer fee.

MARKET VALUE ADJUSTMENT

The Market Value Adjustment reflects the relationship between (1) the Treasury Rate for the original Guarantee Period at the time of the request for withdrawal or transfer, and (2) the Treasury Rate for the original Guarantee Period at the time the Sub-account was established. As such, the Owner bears some investment risk under the Contract. Treasury Rate means the U.S. Treasury Note Constant Maturity yield for the preceding week as reported in Federal Reserve Bulletin Release H.15.

Generally, if the Treasury Rate at the time the Sub-account was established is higher than the applicable current Treasury Rate, then the Market Value Adjustment will result in a higher amount payable to the Owner or transferred. Similarly, if the Treasury Rate at the time the Sub-account was established is lower than the applicable current Treasury Rate (interest rate for a period equal to the original Guarantee Period), then the Market Value Adjustment will result in a lower amount payable to the Owner or transferred.


For example, assume the Owner purchases a Contract and selects an initial Guarantee Period of five years and the five year Treasury Rate for that duration is 4.50%. Assume that at the end of 3 years, the Owner makes a partial withdrawal. If, at that later time, the current five year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive, which will result in an increase in the amount payable to the Owner. Similarly, if the current five year Treasury Rate is 4.80%, then the Market Value Adjustment will be negative, which will result in a decrease in the amount payable to the Owner.


The formula for calculating the Market Value Adjustment is set forth in Appendix A to this prospectus, which also contains additional illustrations of the application of the Market Value Adjustment.

PURCHASE OF THE CONTRACTS

PURCHASE PAYMENT LIMITS

Your first purchase payment must be at least $3,000 unless the Contract is a Qualified Contract, in which case the first purchase payment must be at least $2,000. All subsequent purchase payments must be $50 or more and may be made at any time prior to the Payout Start Date. We may limit your ability to make subsequent purchase payments in order to comply with the laws of the state where this Contract is delivered. Subsequent purchase payments may also be made from your bank account through Automatic Additions. The minimum purchase payment for allocation to the Dollar Cost Averaging Fixed Account or any Sub-account of the Guaranteed Maturity Fixed Account is $50. Please consult with your sales representative for detailed information about Automatic Additions.

We reserve the right to limit the maximum amount of purchase payments we will accept.

FREE-LOOK PERIOD

You may cancel the Contract any time within 20 days after receipt of the Contract, or longer if required by state law, and receive a full refund of purchase payments allocated to the Fixed Account Options. Purchase payments allocated to the Variable Account will be returned after an adjustment to reflect investment gain or loss that occurred from the date of allocation through the date of cancellation unless a refund of purchase payments is required by state or federal law.

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CREDITING OF INITIAL PURCHASE PAYMENT

The initial purchase payment accompanied by a duly completed application will be credited to the Contract within two business days of receipt by us at our home office. If an application is not duly completed, we will credit the purchase payments to the Contract within five business days or return it at that time unless You specifically consent to us holding the purchase payment until the application is complete. We reserve the right to reject any application. Subsequent purchase payments will be credited to the Contract at the close of the Valuation Period in which the purchase payment is received by the Company at its home office.

ALLOCATION OF PURCHASE PAYMENTS

On the application, You instruct us how to allocate the purchase payment among the Investment Alternatives. Purchase payments may be allocated in whole percents, from 0% to 100% (total allocation equals 100% of the purchase payment), or in whole dollar amounts (total allocation equals the purchase payment), to any Investment Alternative. Unless You notify us in writing otherwise, subsequent purchase payments are allocated according to the allocation for the previous purchase payment. Any change in allocation instructions will be effective at the time we receive the notice in good order.

ACCUMULATION UNITS

Each purchase payment allocated to the Variable Account will be credited to the Contract as Accumulation Units. For example, if a $10,000 purchase payment is credited to the Contract when the Accumulation Unit value equals $10, then 1,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding Portfolio.

ACCUMULATION UNIT VALUE

The Accumulation Units in each Sub-account of the Variable Account are valued separately. The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-account and the deduction of certain expenses and charges.

The value of an Accumulation Unit in a Variable Sub-account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-account for the current Valuation Period. The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Date in the value of Sub-account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge.

TRANSFERS AMONG INVESTMENT ALTERNATIVES

Amounts may be transferred among Investment Alternatives, subject to the following restrictions. The Company reserves the right to assess a $10 charge on each transfer in excess of twelve per Contract Year. The Company is presently waiving this charge. Transfers to or from more than one Investment Alternative on the same day are treated as one transfer.

Transfers among Investment Alternatives before the Payout Start Date may be made at any time. After the Payout Start Date, if the Income Plan depends on any person's life, transfers among Sub-accounts of the Variable Account or from a variable amount income payment to a fixed amount income payment may be made only once every six months and may not be made during the first six months following the Payout Start Date. After the Payout Start Date, if the Income Plan does not depend on any person's life, transfers among Sub-accounts of the Variable Account or from a variable amount income payment to a fixed amount income payment may be made immediately. After the Payout Start Date, transfers from a fixed amount income payment are not allowed.

Telephone transfer requests will be accepted by the Company if received at 1(800)526-4827 by 3:00 p.m., Central Time. Telephone transfer requests received at any other telephone number or after 3:00 p.m., Central Time will not be accepted by the Company. Telephone transfer requests received before 3:00 p.m., Central Time are effected at the next computed value. The Company utilizes procedures which the Company believes will provide reasonable assurance that telephone authorized transfers are genuine. Such procedures include taping of telephone conversations with persons purporting to authorize such transfers and requesting identifying information from such persons. Accordingly, the Company disclaims any liability for losses resulting from such transfers by reason of their allegedly not having been properly authorized. However, if the Company does not take reasonable steps to help ensure that such authorizations are valid, the Company may be liable for such losses.

The minimum amount that may be transferred into a Sub-account of the Guaranteed Maturity Fixed Account is $50. No transfers are allowed into the Dollar Cost Averaging Fixed Account. Any transfer from a Sub-account of the Guaranteed Maturity Fixed Account at a time other than

16
during the 30 day period after a Guarantee Period expires will be subject to a Market Value Adjustment.

The Company reserves the right to waive transfer restrictions.

DOLLAR COST AVERAGING

Transfers may be made automatically through Dollar Cost Averaging prior to the Payout Start Date. Dollar Cost Averaging permits the Owner to transfer a specified amount every month from the Dollar Cost Averaging Fixed Account or the Money Market Sub-account, to any Sub-account of the Variable Account. Dollar Cost Averaging cannot be used to transfer amounts to the Guaranteed Maturity Fixed Account. In addition, such transfers are not assessed a $10 charge and are not included in the twelve free transfers per Contract Year.

The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure You of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market.

AUTOMATIC PORTFOLIO REBALANCING

Transfers may be made automatically through Automatic Portfolio Rebalancing prior to the Payout Start Date. By electing Automatic Portfolio Rebalancing, all of the money allocated to Sub-accounts of the Variable Account will be rebalanced to the desired allocation on a quarterly basis, determined from the first date that You decide to rebalance. Each quarter, money will be transferred among Sub-accounts of the Variable Account to achieve the desired allocation.

The desired allocation will be the allocation initially selected, unless subsequently changed. You may change the allocation at any time by giving us written notice. The new allocation will be effective with the first rebalancing that occurs after we receive the written request. We are not responsible for rebalancing that occurs prior to receipt of the written request.

Transfers made through Automatic Portfolio Rebalancing are not assessed a $10 charge and are not included in the twelve free transfers per Contract Year.

Any money allocated to the Fixed Account Options will not be included in the rebalancing.

BENEFITS UNDER THE CONTRACT

WITHDRAWALS

You may withdraw all or part of the Contract Value at any time prior to the earlier of the death of the Owner (or the Annuitant if the Owner is not a natural person) or the Payout Start Date. The amount available for withdrawal is the Contract Value next computed after the Company receives the request for a withdrawal at its home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, contract maintenance charges, income tax withholding, penalty tax and premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances. See "Delay of Payments," page 21.

Money can be withdrawn from the Variable Account or the Fixed Account. To complete the partial withdrawal from the Variable Account, the Company will redeem Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes. The Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal request is incomplete and cannot be honored.

The minimum partial withdrawal is $50. If the Contract Value after a partial withdrawal would be less than $2,000, then the Company will treat the request as one for termination of the Contract and the entire Contract Value, adjusted by any Market Value Adjustment, less any charges and premium taxes, will be paid out.

Partial withdrawals may also be taken automatically through Systematic Withdrawals on a monthly, quarterly, semi-annual or annual basis. Systematic Withdrawals of $50 or more may be requested at any time prior to the Payout Start Date. At the Company's discretion, Systematic Withdrawals may not be offered in conjunction with Dollar Cost Averaging or Automatic Portfolio Rebalancing.

Partial and full withdrawals may be subject to income tax and a 10% tax penalty. This tax and penalty are explained in "Federal Tax Matters," on page 21.

After the Payout Start Date, withdrawals are only permitted when payments from the Variable Account are being made that do not involve life contingencies. In that case, You may terminate the Variable Account portion of the income payments at any time and receive a lump sum equal to the commuted balance of the remaining variable payments due, less any applicable withdrawal charge.

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INCOME PAYMENTS

PAYOUT START DATE FOR INCOME PAYMENTS

The Payout Start Date is the day that income payments will start under the Contract. You may change the Payout Start Date at any time by notifying the Company in writing of the change at least 30 days before the scheduled Payout Start Date. The Payout Start Date must be (a) at least one month after the issue date; and (b) no later than the day the Annuitant reaches age 90, or the 10th anniversary of the issue date, if later.

VARIABLE ACCOUNT INCOME PAYMENTS

The amount of Variable Account income payments depends upon the investment experience of the Sub-accounts selected by the Owner and any premium taxes, the age and sex of the Annuitant, and the Income Plan chosen. The Company guarantees that the amount of the income payment will not be affected by (1) actual mortality experience and (2) the amount of the Company's administration expenses.

The Contracts offered by this prospectus contain income payment tables that provide for different benefit payments to men and women of the same age (except in states which require unisex annuity tables). Nevertheless, in accordance with the U.S. Supreme Court's decision in ARIZONA GOVERNING COMMITTEE V. NORRIS, in certain employment-related situations, annuity tables that do not vary on the basis of sex will be used.

The total income payments received may be more or less than the total purchase payments made because (a) Variable Account income payments vary with the investment results of the underlying Portfolios, and (b) Annuitants may not live as long as, or may live longer than, expected.

The Income Plan option selected will affect the dollar amount of each income payment. For example, if an Income Plan for a Life Income is chosen, the income payments will be greater than income payments under an Income Plan for a Life Income with Guaranteed Payments.

If the actual net investment experience of the Variable Account is less than the assumed investment rate, then the dollar amount of the income payments will decrease. The dollar amount of the income payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the income payments will increase if the net investment experience exceeds the assumed investment rate. For purposes of the Variable Account income payments, the assumed investment rate is 3 percent. For more detailed information as to how Variable Account income payments are determined, see the Statement of Additional Information.

FIXED AMOUNT INCOME PAYMENTS

Income payment amounts derived from any monies allocated to any Fixed Account Option are guaranteed for the duration of the Income Plan. The income payment based upon any fixed amount income payment is calculated by applying the portion of the Contract Value in any Fixed Account Option on the Payout Start Date, adjusted by any Market Value Adjustment and less any applicable premium tax, to the greater of the appropriate value from the income payment table selected or such other value as we are offering at that time.

INCOME PLANS

The Income Plans include:

    INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS

    The Company will make payments for as long as the Annuitant lives. If the Annuitant dies before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

    INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS

    The Company will make payments for as long as either the Annuitant or Joint Annuitant, named at the time of Income Plan selection, is living. If both the Annuitant and the Joint Annuitant die before the selected number of guaranteed payments have been made, the Company will continue to pay the remainder of the guaranteed payments.

    INCOME PLAN 3 -- GUARANTEED NUMBER OF PAYMENTS

    The Company will make payments for a specified number of months beginning on the Payout Start Date. These payments do not depend on the Annuitant's life. The number of months guaranteed may be from 60 to 360. The mortality and expense risk charge will be deducted from Variable Account assets supporting these payments even though the Company does not bear any mortality risk.

The Owner may change the Income Plan until 30 days before the Payout Start Date. If an Income Plan is chosen which depends on the Annuitant or Joint Annuitant's life, proof of age will be required before income payments begin. Applicable premium taxes will be assessed.

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In the event that an Income Plan is not selected, the Company will make income payments in accordance with Income Plan 1 with Guaranteed Payments for 120 Months. At the Company's discretion, other Income Plans may be available upon request. The Company currently uses sex-distinct annuity tables. However, if legislation is passed by Congress or the states, the Company reserves the right to use income payment tables which do not distinguish on the basis of sex. Special rules and limitations may apply to certain qualified contracts.

If the Contract Value to be applied to an Income Plan is less than $2,000, or if the monthly payments determined under the Income Plan are less than $20, the Company may pay the Contract Value adjusted by any Market Value Adjustment and less any applicable taxes, in a lump sum or change the payment frequency to an interval which results in income payments of at least $20.

DEATH BENEFITS

DISTRIBUTION UPON DEATH PAYMENT PROVISIONS

A distribution upon death may be paid to the Owner determined immediately after the death if, prior to the Payout Start Date:

    - any Owner dies; or

    - the Annuitant dies and the Owner is not a natural person.

If the Owner eligible to receive a distribution upon death is not a natural person, then the Owner may elect to receive the distribution upon death in one or more distributions. Otherwise, if the Owner is a natural person, the Owner may elect to receive a distribution upon death in one or more distributions or periodic payments through an Income Plan.

A death benefit will be paid: 1) if the Owner elects to receive the death benefit in a single payment distributed within 180 days of the date of death; and 2) if the death benefit is paid as of the day the value of the death benefit is determined. Otherwise, the settlement value will be paid. The settlement value is the same amount that would be paid in the event of withdrawal of the Contract Value. The Company will calculate the settlement value at the end of the Valuation Period coinciding with the requested distribution date for payment or on the mandatory distribution date of 5 years after the date of death. In any event, the entire distribution upon death must be distributed within five years after the date of death unless a surviving spouse continues the Contract or an Income Plan is selected in accordance with the following sections:

Payments from the Income Plan must begin within one year of the date of death and must be payable throughout:

    - the life of the Owner; or

    - a period not to exceed the life expectancy of the Owner; or

    - the life of the Owner with payments guaranteed for a period not to exceed the life expectancy of the Owner.


If the surviving spouse of the deceased Owner is the new Owner, then the spouse may elect one of the options listed above or may continue the Contract in the accumulation phase as if the death had not occurred. The Company will only permit the Contract to be continued once. If the Contract is continued in the accumulation phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. If the surviving spouse is under age 59 1/2, a 10% penalty tax may apply to the withdrawal. However, any applicable Market Value Adjustment, determined as of the date of the withdrawal, will apply.


DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the standard death benefit is equal to the greatest of:

    (a) the Contract Value on the date the Company determines the death benefit; or

    (b) the Settlement Value on the date the Company determines the death benefit; or

    (c) the Contract Value on each Death Benefit Anniversary prior to the date the Company determines the death benefit adjusted by any purchase payments, withdrawals* and charges made between such Death Benefit Anniversary and the date the Company determines the death benefit. A Death Benefit Anniversary is every seventh Contract Anniversary beginning with the issue date. For example, the issue date, 7th and 14th Contract Anniversaries are the first three Death Benefit Anniversaries.

For Contracts with the optional enhanced death benefit provision, the death benefit will be the greater of (a) through (c) above, or (d) below:

    (d) the greatest of the anniversary values as of the date the Company determines the death benefit. The anniversary value is equal to the Contract Value on a Contract Anniversary, increased by purchase payments made since that anniversary and reduced by an adjustment

19
        for any partial withdrawals* since that anniversary. Anniversary values will be calculated for each Contract Anniversary prior to the earlier of: (i) the date we determine the death benefit, or (ii) the oldest Owner's or the Annuitant's, if the Owner is not a natural person, attained age 80.

* The adjustment for withdrawals is equal to the Contract Value on a Death Benefit Anniversary or Contract Anniversary multiplied by the ratio of the withdrawal amount to the Contract Value immediately prior to the withdrawal.

The value of the death benefit will be determined at the end of the Valuation Period during which the Company receives a complete request for payment of the death benefit, which includes due proof of death.

The Company will not settle any death claim until it receives due proof of death.

CHARGES AND OTHER DEDUCTIONS

DEDUCTIONS FROM PURCHASE PAYMENTS

No deductions are made from purchase payments. Therefore, the full amount of every purchase payment is invested in the Investment Alternative(s).

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)

You may withdraw the Contract Value at any time before the earliest of the Payout Start Date, the death of any Owner or, if the Owner is not a natural person, the death of the Annuitant.

There are no withdrawal charges on amounts withdrawn up to 15% of the amount of purchase payments. Amounts withdrawn in excess of this may be subject to a withdrawal charge. Amounts not subject to a withdrawal charge and not withdrawn in a Contract Year are not carried over to later Contract Years. Withdrawal charges, if applicable, will be deducted from the amount paid.

For purposes of calculating the amount of the withdrawal charge, withdrawals are assumed to come from purchase payments first, beginning with the oldest payment. Withdrawals made after all purchase payments have been withdrawn, will not be subject to a withdrawal charge. For partial withdrawals, the Contract Value will be adjusted to reflect the amount of payment requested by the Owner, any withdrawal charge, any applicable taxes and any Market Value Adjustment.

Withdrawals in excess of the free withdrawal amount will be subject to a withdrawal charge as set forth below:

                                       APPLICABLE
COMPLETE YEARS SINCE                   WITHDRAWAL
PURCHASE PAYMENT WAS MADE          CHARGE PERCENTAGE
--------------------------------  --------------------
0 YEARS.............................................6%
1 YEAR..............................................6%
2 YEARS.............................................5%
3 YEARS.............................................5%
4 YEARS.............................................4%
5 YEARS.............................................3%
6 YEARS OR MORE.....................................0%


Withdrawal charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts.


In addition, federal and state income tax may be withheld from withdrawal amounts. Certain terminations may also be subject to a federal tax penalty. See "Federal Tax Matters," page 21.

The Company will waive any withdrawal charge prior to the Payout Start Date if
1) at least 30 days after the Contract Date any Owner (or Annuitant if the Owner is not a natural person) is first confined to a long term care facility or hospital for at least 90 consecutive days, confinement is prescribed by a physician and is medically necessary, and the request for a withdrawal and adequate written proof of confinement are received by us no later than 120 days after discharge or 2) any Owner (or Annuitant if the Owner is not a natural person) is diagnosed with a terminal illness. The withdrawal charge will also be waived on withdrawals taken to satisfy IRS required minimum distribution rules. This waiver is permitted only for withdrawals which satisfy distributions resulting from this Contract. If applicable, such withdrawals will be subject to a Market Value Adjustment.

CONTRACT MAINTENANCE CHARGE


A contract maintenance charge is deducted annually from the Contract Value to reimburse the Company for its costs in maintaining each Contract and the Variable Account. The Company guarantees that the amount of this charge will not exceed $35 per Contract Year over the life of the Contract. Prior to the Payout Start Date, this charge will be waived if the total purchase payments are $50,000 or more on a Contract Anniversary or if all money is allocated to the Fixed Account on the Contract Anniversary. After the Payout Start Date, this charge will be waived if total purchase payments are $50,000 or more as of the Payout Start Date.


Maintenance costs include but are not limited to expenses incurred in billing and collecting purchase payments;

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keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit and Annuity Unit values; and issuing reports to Owners and regulatory agencies.


On each Contract Anniversary prior to the Payout Start Date, the contract maintenance charge will be deducted from Sub-accounts of the Variable Account in the same proportion that the Owner's value in each bears to the Owner's total value in all Sub-accounts of the Variable Account. After the Payout Start Date, a pro rata share of the annual contract maintenance charge will be deducted from each income payment. For example, 1/12 of the $35, or $2.92, will be deducted if there are twelve income payments during the Contract Year. A pro-rated contract maintenance charge will be deducted if the Contract is terminated on any date other than a Contract Anniversary.

ADMINISTRATIVE EXPENSE CHARGE


The Company will deduct an administrative expense charge which is equal, on an annual basis, to .10% of the daily net assets the Owner has allocated to the Sub-accounts of the Variable Account. This charge is designed to cover actual administrative expenses which exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.


MORTALITY AND EXPENSE RISK CHARGE

The Company will deduct a mortality and expense risk charge which is equal, on an annual basis, to 1.25% of the daily net assets You have allocated to the Sub-accounts of the Variable Account. The Company estimates that .80% is attributable to the assumption of mortality risks and .45% is attributable to the assumption of expense risks. For Contracts with the optional enhanced death benefit provision, the mortality and expense risk charge will be deducted daily, at a rate equal on an annual basis to 1.35% of the daily net assets in the Variable Account. The assessment of the additional .10% for the enhanced death benefit is attributed to the assumption of additional mortality risks. The Company guarantees that the percentage for this charge will not increase over the life of the Contract.

The mortality risk arises from the Company's guarantee to cover all death benefits and to make income payments in accordance with the Income Plan selected and the Income Payment Tables.


The expense risk arises from the possibility that the contract maintenance and administrative expense charge, both of which are guaranteed not to increase, will be insufficient to cover actual administrative expenses.


TAXES

The Company will deduct applicable state premium taxes or other similar policyholder taxes relative to the Contract (collectively referred to as "premium taxes") either at the Payout Start Date, or when a total withdrawal occurs. Current premium tax rates range from 0 to 3.5%. The Company reserves the right to deduct premium taxes from the purchase payments.

At the Payout Start Date, the charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Owner's value in the Investment Alternative bears to the total Contract Value.

TRANSFER CHARGES

The Company reserves the right to assess a $10 charge on each transfer in excess of twelve per Contract Year, excluding transfers through Dollar Cost Averaging and Automatic Portfolio Rebalancing. The Company is presently waiving this charge.

FUND EXPENSES

A complete description of the expenses and deductions from the Portfolios is found in the prospectuses for the Funds. This prospectus is accompanied by the prospectuses for the Funds.

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GENERAL MATTERS

OWNER

The Owner has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person.

BENEFICIARY

Subject to the terms of any irrevocable Beneficiary designation, the Owner may change the Beneficiary at any time by notifying the Company in writing. Any change will be effective at the time it is signed by the Owner, whether or not the Owner is living when the change is received by the Company. The Company will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

Unless otherwise provided in the Beneficiary designation, if a Beneficiary predeceases the Owner and there are no other surviving beneficiaries or if the Owner does not name a Beneficiary, the new Beneficiary will be: the Owner's spouse if living; otherwise, the Owner's children, equally, if living; otherwise, the Owner's estate. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives the Owner, the surviving Beneficiaries will share equally in any amounts due.

ASSIGNMENTS

The Company will not honor an assignment of an interest in a Contract as collateral or security for a loan. Otherwise, the Owner may assign benefits under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. No assignment will bind the Company unless it is signed by the Owner and filed with the Company. The Company is not responsible for the validity of an assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments.

DELAY OF PAYMENTS

Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

2.  An emergency exists as defined by the Securities and Exchange Commission; or

3. The Securities and Exchange Commission permits delay for the protection of the Owners.

Payments or transfers from the Fixed Account may be delayed for up to 6 months. If payment or transfer is delayed for 30 days or more, the Company will pay interest as required by applicable law.

MODIFICATION

The Company may not modify the Contract without the consent of the Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or to make any changes required by the Code or by any other applicable law.

CUSTOMER INQUIRIES

The Owner or any persons interested in the Contract may make inquiries regarding the Contract by calling or writing your representative or the Company at:

GLENBROOK LIFE AND ANNUITY COMPANY
POST OFFICE BOX 94042
PALATINE, ILLINOIS 60094-4042
1-(800) 526-4827

FEDERAL TAX MATTERS

INTRODUCTION

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If You are concerned about any tax consequences with regard to your individual circumstances, You should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL


Generally, an annuity contract owner is not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where (1) the owner is a "natural

22

person," (see "Non-Natural Owners" below for exception) (2) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department Regulations, and (3) the issuing insurance company, instead of the annuity owner, is considered the owner for federal income tax purposes of any separate account assets funding the contract.


NON-NATURAL OWNERS

As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes and the income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. There are several exceptions to the general rule for contracts owned by non-natural persons which are discussed in the Statement of Additional Information.

DIVERSIFICATION REQUIREMENTS

For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" in accordance with the standards provided in the Treasury regulations. If the investments in the Variable Account are not adequately diversified, then the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner will be taxed on the excess of the Contract Value over the investment in the Contract. Although the Company does not have control over the Portfolios or their investments, the Company expects the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT


In connection with the issuance of the regulations on the adequate diversification standards, the Department of the Treasury announced that the regulations do not provide guidance concerning the extent to which contract owners may direct their investments among Sub-accounts of a variable account. The Internal Revenue Service has previously stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, Treasury announced that guidance would be issued in the future regarding the extent that owners could direct their investments among Sub-accounts without being treated as owners of the underlying assets of the Variable Account.



The ownership rights under this contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the contract owner being treated as the owner of the assets of the Variable Account. In those circumstances, income and gains from the Variable Account assets would be includible in the Contract Owners' gross income. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company, therefore, reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the federal tax owner of a pro rata share of the assets of the Variable Account. However, the Company makes no guarantee that such modification to the contract will be successful.


DELAYED MATURITY DATES


If the contract's scheduled maturity date is at a time when the annuitant has reached an advanced age, it is possible that the contract would not be treated as an annuity. In that event, the income and gains under the contract could be currently includible in the owner's income.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


In the case of a partial withdrawal under a non-qualified contract, amounts received are taxable to the extent the contract value, without regard to any surrender charge, exceeds the investment in the contract. The contract value is the sum of all account values. No matter which account a withdrawal is made from, all account values are combined and the total contract value is used to determine the amount of taxable income. The investment in the contract is the gross premium or other consideration paid for the contract reduced by any amounts previously received from the contract to the extent such amounts were properly excluded from the owner's gross income. There is no definitive quidance on the proper tax treatment of Market Value Adjustments, and you should contact a competent tax advisor with respect to the potential tax consequences of Market Value Adjustments. In the case of a partial withdrawal under a qualified contract, the portion of the payment that bears the same ratio to the total payment that the investment in the contract (i.e., nondeductible IRA

23
contributions, after tax contributions to qualified plans) bears to the contract value, can be excluded from income. In the case of a full withdrawal under a non-qualified contract or a qualified contract, the amount received will be taxable only to the extent it exceeds the investment in the contract. If an individual transfers an annuity contract without full and adequate consideration to a person other than the individual's spouse (or to a former spouse incident to a divorce), the owner will be taxed on the difference between the contract value and the investment in the contract at the time of transfer. Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) of the contract value is treated as a withdrawal of such amount or portion. The contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the contract value. As described elsewhere in the prospectus, the Company imposes certain charges with respect to the death benefit. It is possible that some portion of those charges could be treated for federal tax purposes as a partial withdrawal from the contract.

TAXATION OF ANNUITY PAYMENTS

Generally, the rule for income taxation of payments received from an annuity contract provides for the return of the owner's investment in the contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. In the case of variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the contract by the total number of expected payments. In the case of fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the contract. Once the total amount of the investment in the contract is excluded using these ratios, the annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant for his last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS

Amounts may be distributed from an annuity contract because of the death of an owner or annuitant. Generally, such amounts are includible in income as follows:
(1) if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal or (2) if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment.

PENALTY TAX ON PREMATURE DISTRIBUTIONS


There is a 10% penalty tax on the taxable amount of any premature distribution from a non-qualified annuity contract. The penalty tax generally applies to any distribution made prior to the owner attaining age 59 1/2. However, there should be no penalty tax on distributions to owners (1) made on or after the owner attains age 59 1/2; (2) made as a result of an owner's death or disability; (3) made in substantially equal periodic payments over life or life expectancy; (4) made under an immediate annuity; or (5) attributable to an investment in the contract before August 14, 1982. Similar rules apply for distributions from qualified contracts. A competent tax advisor should be consulted to determine if any other exceptions to the penalty apply to your specific circumstances.


AGGREGATION OF ANNUITY CONTRACTS

All non-qualified deferred annuity contracts issued by the Company (or its affiliates) to the same owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.


POSSIBLE CHANGES IN TAXATION



In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not actively considering any legislation regarding the taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).


TAX QUALIFIED CONTRACTS


Annuity contracts may be used as investments with certain tax qualified plans such as: (1) Individual Retirement Annuities under Section 408(b) of the Code;
(2) Simplified Employee Pension Plans under Section 408(k) of the Code; (3) Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code; (4) Tax Sheltered Annuities under Section 403(b) of the Code;

24

(5) Corporate and Self Employed Pension and Profit Sharing Plans; and (6) State and Local Government and Tax-Exempt Organization Deferred Compensation Plans. In the case of certain tax qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the contract.


RESTRICTIONS UNDER SECTION 403(b) PLANS

Section 403(b) of the Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any annuity contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship). These limitations do not apply to withdrawals where the Company is directed to transfer some or all of the contract value to another Section 403(b) plans.

INCOME TAX WITHHOLDING

The Company is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless an individual elects to make a "direct rollover" of such amounts to another qualified plan or Individual Retirement Account or Annuity (IRA). Eligible rollover distributions generally include all distributions from qualified contracts, excluding IRAs, with the exception of
(1) required minimum distributions, or (2) a series of substantially equal periodic payments made over a period of at least 10 years, or the life (joint lives) of the participant (and beneficiary). For any distributions from non-qualified annuity contracts, or distributions from qualified contracts which are not considered eligible rollover distributions, the Company may be required to withhold federal and state income taxes unless the recipient elects not to have taxes withheld and properly notifies the Company of such election.

DISTRIBUTION OF THE CONTRACTS

Allstate Life Financial Services, Inc. ("ALFS"), 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 and became a member of the National Association of Securities Dealers, Inc. on June 30, 1993. Contracts are sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. In some states, Contracts may be sold by representatives or employees of banks which may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Commissions paid may vary, but in aggregate are not anticipated to exceed 6.50% of any purchase payment. In addition, under certain circumstances, certain sellers of the Contracts may be paid persistency bonuses which will take into account, among other things, the length of time purchase payments have been held under a Contract, and Contract Values. A persistency bonus is not expected to exceed 0.25%, on an annual basis, of the Contract Values considered in connection with the bonus. These commissions are intended to cover distribution expenses. In addition, sale of the Contract may count toward incentive program awards for the registered representative.

The underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Owners arising out of services rendered or Contracts issued.

VOTING RIGHTS

The Owner or anyone with a voting interest in the Sub-account of the Variable Account may instruct the Company on how to vote at shareholder meetings of the Fund. The Company will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. The Company reserves the right to vote the eligible shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.

Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro-rata basis to reduce the votes eligible to be cast.

Before the Payout Start Date, the Owner holds the voting interest in the Sub-account of the Variable Account. (The number of votes for the Owner will be determined by dividing the Contract Value attributable to a Sub-account by the net asset value per share of the applicable eligible Portfolio.)

After the Payout Start Date, the person receiving income payments has the voting interest. After the Payout Start Date, the votes decrease as income payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-

25
account by the net asset value per share of the corresponding eligible
Portfolio.

SELECTED FINANCIAL DATA

The following selected financial data for the Company should be read in conjunction with the financial statements and notes thereto included in this prospectus beginning on page F-1.


GLENBROOK LIFE AND ANNUITY COMPANY
SELECTED FINANCIAL DATA
(IN THOUSANDS)



YEAR-END
FINANCIAL DATA      1996       1995       1994       1993       1992(1)
----------------  ---------  ---------  ---------  ---------  -----------
For The Years
 Ended December
 31:
  Income Before
   Income Tax
   Expense......  $   3,774  $   4,455  $   2,017  $     836   $     337
  Net Income....      2,435      2,879      1,294        529         212
As of December
 31:
  Total
   Assets.......  2,404,770  1,409,705    750,245    169,361      12,183


---------------

(1)  For the period from April 1, 1992 (date of acquisition) to December 31,
    1992.



Effective December 31, 1993 the Company adopted Statement of Financial Accounting Standard ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Under SFAS No. 115, fixed income securities classified as available for sale are carried at fair value. The net effect of adoption of this SFAS increased shareholder's equity at December 31, 1993 by $693 thousand and did not have a material impact on net income.


MANAGEMENT'S DISCUSSION AND ANALYSIS OF
FINANCIAL CONDITION AND RESULTS OF OPERATIONS


The following discussion highlights significant factors influencing results of operations and financial position of Glenbrook Life and Annuity Company (the "Company"). It should be read in conjunction with the financial statements and related notes.



The Company, which is wholly owned by Allstate Life Insurance Company ("ALIC"), markets life insurance contracts and annuity products through banks and broker-dealers.



The Company and ALIC entered into a reinsurance agreement effective on June 5, 1992. All business issued subsequent to that date is ceded to ALIC. Life insurance in force prior to that date is ceded to non-affiliated reinsurers. The Company's results of operations relate to the investment of those assets of the Company that are not transferred to ALIC under the reinsurance agreement.



Separate Account assets and liabilities are carried at fair value in the statements of financial position. The Separate Account investment portfolios were initially funded with a $10.0 million seed money contribution from the Company in 1995. Investment income and realized gains and losses of the Separate Accounts, other than the portion related to the Company's participation, accrue directly to the contractholders and, therefore, are not included in the Company's statements of operations.



RESULTS OF OPERATIONS



                               1996       1995       1994
                             ---------  ---------  ---------
                                    ($ IN THOUSANDS)
Net investment income......  $   3,774  $   3,996  $   2,017
                             ---------  ---------  ---------
                             ---------  ---------  ---------
Realized capital gains,
 after tax.................  $      --  $     298  $      --
                             ---------  ---------  ---------
                             ---------  ---------  ---------
Net income.................  $   2,435  $   2,879  $   1,294
                             ---------  ---------  ---------
                             ---------  ---------  ---------
Fixed income securities, at
 amortized cost............  $  46,925  $  44,112  $  51,527
                             ---------  ---------  ---------
                             ---------  ---------  ---------



Net income decreased by $444 thousand or 15.4% in 1996 to $2.4 million due to decreases in net investment income and realized capital gains. The $1.6 million increase in net income in 1995 reflects the increase in net income and realized capital gains.



As a result of the reinsurance agreement, the Company's results of operations include only investment income earned on its investment portfolio. Net investment income in 1996 decreased 5.6% or $222 thousand to $3.8 million compared to $4.0 million in 1995. The decrease reflects the impact of the Company's $10.0 million original investment in the variable funds of the Separate Account, whose assets are invested predominantly in equity securities. The dividend yield on the variable funds is significantly below the level of interest earned on fixed income securities in which the $10.0 million was invested prior to the fourth quarter of 1995. This decrease in income was partially offset by additional investment income earned on the higher base of investments arising from positive cash flows from operating activities in 1996. Net investment income increased $2.0 million in 1995 due to an increased level of investments and a $40.0 million capital contribution received from ALIC in the third quarter of 1994.



Realized capital gains after tax of $298 thousand in 1995 were the result of sales of investments to fund the Company's participation in the Separate Accounts.

26


FINANCIAL POSITION



                                                             1996        1995
                                                          ----------  ----------
                                                             ($ IN THOUSANDS)
Fixed income securities, at fair value..................  $   49,389  $   48,815
                                                          ----------  ----------
                                                          ----------  ----------
Short-term investments..................................  $    1,287  $    2,102
                                                          ----------  ----------
                                                          ----------  ----------
Separate Account assets.................................  $  272,420  $   15,578
                                                          ----------  ----------
                                                          ----------  ----------
Contractholder funds....................................  $2,060,419  $1,340,925
                                                          ----------  ----------
                                                          ----------  ----------
Reinsurance recoverable from ALIC.......................  $2,060,419  $1,340,925
                                                          ----------  ----------
                                                          ----------  ----------
Separate Account liabilities............................  $  260,290  $    5,048
                                                          ----------  ----------
                                                          ----------  ----------



The Company's fixed income securities portfolio consists of publicly traded corporate bonds, mortgage-backed securities and U.S. government bonds. The Company generally holds its fixed income securities for the long term, but has classified all of these securities as available for sale to allow maximum flexibility in portfolio management. At December 31, 1996, net unrealized capital gains on the fixed income securities portfolio totaled $4.3 million compared to $5.2 million as of December 31, 1995. The decrease in the unrealized gain position is primarily attributable to rising interest rates, partially offset by an increase in unrealized gains on the Company's participation in the Separate Account.



All of the Company's fixed income securities portfolio is rated investment grade, with a National Association of Insurance Commissioners ("NAIC") rating of 1 or a Moody's rating of Aaa, Aa or A.



At December 31, 1996 and 1995, $16.4 million and $19.2 million, respectively, of the fixed income portfolio were invested in mortgage-backed securities ("MBS"). At December 31, 1996, all of the MBS were investment grade and have underlying collateral that is guaranteed by U.S. government entities.



MBS, however, are subject to interest rate risk as the duration and ultimate realized yield are affected by the rate of repayment of the underlying mortgages. The Company attempts to limit interest rate risk by purchasing MBS whose cost does not significantly exceed par value, and with repayment protection to provide a more certain cash flow to the Company. At December 31, 1996, the amortized cost of the MBS portfolio was below par value by $402 thousand.



The Company closely monitors its fixed income portfolio for declines in value that are other than temporary. Securities are placed on non-accrual status when they are in default or when the receipt of interest payments is in doubt.



The Company's short-term investment portfolio was $1.3 million and $2.1 million at December 31, 1996 and 1995, respectively. The Company invests all available cash balances in taxable and tax-exempt short-term securities having a final maturity date or redemption date of one year or less.



During 1996, contractholder funds and amounts recoverable from ALIC under the reinsurance agreement increased by $719.5 million. The increases resulted from sales of the Company's flexible premium deferred annuities, interest credited to contractholders, and sales of single premium life insurance policies, partially offset by surrenders, withdrawals and death benefits. Reinsurance recoverable from ALIC relates to contract benefit obligations ceded to ALIC.



Separate Account assets increased by $256.8 million and Separate Account liabilities increased by $255.2 million as compared with December 31, 1995. The increases were attributable to increased sales of flexible premium deferred variable annuity contracts and the favorable investment performance of the Separate Account investment portfolios, partially offset by variable annuity contract charges, surrenders and withdrawals.



LIQUIDITY AND CAPITAL RESOURCES



ALIC authorized a $20.0 million capital contribution to the Company in 1996, which the Company received in January 1997.



Under the terms of intercompany reinsurance agreements, assets of the Company that relate to insurance in force, excluding Separate Account assets, are transferred to ALIC, which maintains the investment portfolios supporting the Company's products.



The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance risk, business risk, asset risk and interest rate risk. At December 31, 1996, RBC for the Company was significantly above a level that would require regulatory action.



PENDING ACCOUNTING STANDARD



In June 1996, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 125, "Accounting for Transfers of Financial Assets and Extinguishments of Liabilities." This standard distinguishes between transfers of financial assets as sales versus financing transactions based upon relinquishment of control and addresses the accounting for securitizations, securities lending, repurchase agreements and insubstance defeasance transactions. The requirements of this statement that were effective on January 1, 1997 were adopted and are not expected to have a material impact on

27

the results of operations or financial position of the Company.


COMPETITION


The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities competing in the sale of insurance and annuities. There are approximately 1,700 stock, mutual and other types of insurers in business in the United States. Several independent rating agencies regularly evaluate life insurer's claims-paying ability, quality of investments and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of the Company. As of the date of this Prospectus, A.M. Best Company also assigns the Company the rating of A+(r) because the Company automatically reinsures all business with Allstate Life. As of the date of this Prospectus, Standard & Poor's Insurance Rating Services assigns AA+ (Excellent) to Glenbrook Life's claims-paying ability and Moody's assigns an Aa3 (Excellent) financial stability rating to Glenbrook Life. These ratings do not relate to the investment performance of the Variable Account.



A.M. Best Company, Standard & Poor's Insurance Rating Services, and Moody's are independent rating agencies. Ratings assigned to the Company by these services are subject to change.


EMPLOYEES


As of December 31, 1996, Allstate Life had approximately 123 employees at its home office in Northbrook, Illinois who work primarily on the Company's matters.


PROPERTIES


The Company occupies office space provided by Allstate Insurance Company, in Northbrook, Illinois. Expenses associated with these offices are allocated on a direct and indirect basis to the Company.


STATE AND FEDERAL REGULATION

The insurance business of the Company is subject to comprehensive and detailed regulation and supervision throughout the United States. The laws of the various jurisdictions establish supervisory agencies with broad administrative powers with respect to licensing to transact business, overseeing trade practices, licensing agents, approving policy forms, establishing reserve requirements, fixing maximum interest rates on life insurance policy loans and minimum rates for accumulation of surrender values, prescribing the form and content of required financial statements and regulating the type and amounts of investments permitted. Each insurance company is required to file detailed annual reports with supervisory agencies in each of the jurisdictions in which it does business and its operations and accounts are subject to examination by such agencies at regular intervals.

Under insurance guaranty fund law, in most states, insurers doing business therein can be assessed up to prescribed limits for contract owner losses incurred as a result of company insolvencies. The amount of any future assessments on the Company under these laws cannot be reasonably estimated. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

In addition, several states, including Illinois, regulate affiliated groups of insurers, such as the Company and its affiliates, under insurance holding company legislation. Under such laws, intercompany transfers of assets and dividend payments from insurance subsidiaries may be subject to prior notice or approval, depending on the size of such transfers and payments in relation to the financial positions of the companies.

Although the federal government generally does not directly regulate the business of insurance, federal initiatives often have an impact on the business in a variety of ways. Current and proposed federal measures which may significantly affect the insurance business include employee benefit regulation, controls on medical care costs, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance and pension rates and benefits.

EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY


The directors and executive officers are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).



LOUIS G. LOWER, II, 51, Chief Executive Officer and Chairman of the Board
(1995)*


Also Director (1986-Present) and Senior Vice President (1995-Present) of Allstate Insurance Company; Director (1991-Present) of Allstate Life Financial Services, Inc.; Director (1986-Present) and President (1990-Present) Allstate Life Insurance Company; Director (1983-Present) and Chairman of the Board (1990-Present) of Allstate Life Insurance Company of New York; Director (1990-Present), Chairman of the Board of Directors and Chief Executive Officer (1995-Present), Chairman of the Board of Directors and President (1990-1995) of Glenbrook Life Insurance Company; Director and Chairman of

28

the Board (1995-Present) of Laughlin Group Holdings, Inc.; Director and Chairman of the Board of Directors and Chief Executive Officer (1989-Present) Lincoln Benefit Life Company; Director (1986-Present), Chairman of the Board of Directors and Chief Executive Officer (1995-Present) of Northbrook Life Insurance Company; and Chairman of the Board of Directors and Chief Executive Officer (1995-Present) Surety Life Company.



PETER H. HECKMAN, 51, President, Chief Operating Officer and Director (1996)*


Also Director and Vice President (1988-Present) of Allstate Life Insurance Company; Director (1990-1996), Vice President (1989-Present), Allstate Life Insurance Company of New York; Director (1991-1993) of Allstate Life Financial Services, Inc.; Director (1990-Present), President and Chief Operating Officer (1996-Present), and Vice President (1990-1996), Glenbrook Life Insurance Company; Director (1995-Present) and Vice Chairman of the Board (1996-Present) Laughlin Group Holdings, Inc.; Director (1990-Present) and Vice Chairman of the Board (1996-Present) Lincoln Benefit Life Company; Director (1988-Present) President and Chief Operating Officer (1996-Present), and was Vice President (1989-1996), Northbrook Life Insurance Company; and Director (1995-Present) and Vice Chairman of the Board (1996-Present) Surety Life Insurance Company.



MICHAEL J. VELOTTA, 50, Vice President, Secretary, General Counsel, and Director
(1992)*


Also Director and Secretary (1993-Present) of Allstate Life Financial Services, Inc.; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Allstate Life Insurance Company of New York; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Glenbrook Life Insurance Company; Director and Secretary (1995-Present) Laughlin Group Holdings, Inc.; Director (1992-Present) and Assistant Secretary (1995-Present) Lincoln Benefit Life Company; Director (1992-Present) Vice President, Secretary and General Counsel (1993-Present) Northbrook Life Insurance Company; and Director and Assistant Secretary (1995-Present) Surety Life Insurance Company.



JOHN R. HUNTER, 41, Director (1996)*


Also Assistant Vice President (1990-Present) Allstate Life Insurance Company; Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1996-Present) Glenbrook Life Insurance Company; and Director (1994-Present) and Assistant Vice President (1990-Present) Northbrook Life Insurance Company.



G. CRAIG WHITEHEAD, 50, Senior Vice President and Director (1995)*


Also Assistant Vice President (1991-Present) Allstate Life Insurance Company; Director (1994-Present) Assistant Vice President (1991-Present) Glenbrook Life Insurance Company; Assistant Vice President (1992-Present) Secretary (1995) Glenbrook Life and Annuity Company; Director (1995-Present) Laughlin Group Holdings, Inc.



MARLA G. FRIEDMAN, 43, Vice President (1996)*


Also Director (1991-Present) and Vice President (1988-Present) Allstate Life Insurance Company; Director (1993-1996) Allstate Life Financial Services, Inc.; Assistant Vice President (1996-Present) Allstate Life Insurance Company of New York; Director (1991-1996), President and Chief Operating Officer (1995-1996) and Vice President (1990-1995) and (1996-Present) Glenbrook Life Insurance Company; Director and Vice Chairman of the Board (1995-1996) Laughlin Group Holdings, Inc.; and Director (1989-1996), President and Chief Operating Officer (1995-1996) and Vice President (1996-Present) Northbrook Life Insurance Company.



KEVIN R. SLAWIN, 39, Vice President (1996)*


Also Assistant Vice President and Assistant Treasurer (1995-1996) Allstate Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Financial Services, Inc.; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Allstate Life Insurance Company of New York; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Glenbrook Life Insurance Company; Director (1996-Present) and Assistant Treasurer (1995-1996) Laughlin Group Holdings, Inc.; Director (1996-Present) Lincoln Benefit Life Company; Director and Vice President (1996-Present) and Assistant Treasurer (1995-1996) Northbrook Life Insurance Company; Director (1996-Present) Surety Life Insurance Company; and Assistant Treasurer and Director (1994-1995) Sears Roebuck and Co.; and Treasurer and First Vice President (1986-1994) Sears Mortgage Corporation.



CASEY J. SYLLA, 53, Chief Investment Officer (1995)*


Also Director (1995-Present ) Senior Vice President and Chief Investment Officer (1995-Present) Allstate Insurance Company; Director (1995-Present) Chief Investment Officer (1995-Present) Allstate Life Insurance Company; Chief Investment Officer (1995-Present) Allstate Life Insurance Company of New York; Chief Investment Officer (1995-Present) Glenbrook Life Insurance Company; and Director and Chief Investment Officer (1995-Present) Northbrook Life Insurance Company. Prior to 1995 he was Senior Vice President and Executive Officer-Investments

29

(1992-1995) of Northwestern Mutual Life Insurance Company.



JAMES P. ZILS, 46, Treasurer (1995)*


Also Vice President and Treasurer (1995-Present) Allstate Insurance Company; Treasurer (1995-Present) Allstate Life Financial Services, Inc.; Treasurer (1995-Present) Allstate Life Insurance Company; Treasurer (1995-Present) Allstate Life Insurance Company of New York; Treasurer (1995-Present) Glenbrook Life Insurance Company; Treasurer (1995-Present) Laughlin Group Holdings, Inc.; and Treasurer (1995-Present) Northbrook Life Insurance Company. Prior to 1995, he was Vice President of Allstate Life Insurance Company. Prior to 1993, he held various management positions.

* Date elected to current office.

EXECUTIVE COMPENSATION


Executive officers of the Company also serve as officers of Allstate Life and receive no compensation directly from the Company. Some of the officers also serve as officers of other companies affiliated with the Company. Allocations have been made as to each individual's time devoted to his or her duties as an executive officer of the Company. However, no officer's compensation allocated to the Company exceeded $100,000 in 1996. The allocated cash compensation of all officers of the Company as a group for services rendered in all capacities to the Company during 1996 totaled $3,965.52. Directors of the Company receive no compensation in addition to their compensation as employees of the Company.


Shares of the Company and Allstate Life are not directly owned by any director or officer of the Company. The percentage of shares of The Allstate Corporation beneficially owned by any director, and by all directors and officers of the Company as a group, does not exceed one percent of the class outstanding.

30


                           SUMMARY COMPENSATION TABLE
                       (ALLSTATE LIFE INSURANCE COMPANY)



                                                                                               LONG TERM COMPENSATION
                                                                                  ------------------------------------------------
                                                     ANNUAL COMPENSATION                  AWARDS                   PAYOUTS
                                               --------------------------------   -----------------------   ----------------------
                  (a)                    (b)     (c)       (d)         (e)           (f)          (g)         (h)         (i)
                                                                                               Securities
                                                                                               Underlying
                                                                   Other Annual   Restricted    Options/      LTIP     All Other
                                                Salary    Bonus    Compensation     Stock         SARS      Payouts   Compensation
Name and Principal Position              Year    ($)       ($)          $          Award(s)       (#)         ($)         ($)
---------------------------------------  ----  --------  --------  ------------   ----------   ----------   --------  ------------
Louis G. Lower, II.....................  1996  $436,800  $246,781    $10,246              0     $ 18,258           0     $5,250(1)
Chief Executive Officer                  1995  $416,000  $266,175    $17,044       $199,890     $131,997    $411,122     $5,250(1)
 and Chairman                            1994  $389,050  $ 43,973    $26,990       $170,660          N/A           0     $1,890(1)


------------

(1) Amount received by Mr. Lower which represents the value allocated to his account from employer contributions under The Savings and Profit Sharing Fund of Allstate Employees and prior to 1996, The Profit Sharing Fund and to its predecessor, The Savings and Profit Sharing Fund of Sears employees.


LEGAL PROCEEDINGS

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation to have a material effect on the financial condition of the Company.

EXPERTS


The financial statements and financial statement schedule of the Company included in this prospectus have been audited by Deloitte & Touche LLP, Two Prudential Plaza, 180 North Stetson Avenue, Chicago, Illinois, 60601-6779, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


LEGAL MATTERS

Sutherland, Asbill and Brennan., of Washington, D.C., has provided advice on certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under Illinois insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.

                          INDEPENDENT AUDITORS' REPORT



TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:



We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company") as of December 31, 1996 and 1995, and the related Statements of Operations, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1996. Our audits also included Schedule IV -- Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.



We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, such financial statements present fairly, in all material respects, the financial position of Glenbrook Life and Annuity Company as of December 31, 1996 and 1995, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1996 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV -- Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.



/s/ Deloitte & Touche LLP



Chicago, Illinois


February 21, 1997

                       GLENBROOK LIFE AND ANNUITY COMPANY
                        STATEMENTS OF FINANCIAL POSITION



                                                                                                      DECEMBER 31,
                                                                                                 ----------------------
                                                                                                    1996        1995
($ IN THOUSANDS)                                                                                 ----------  ----------
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost $46,925 and $44,112)..................  $   49,389  $   48,815
  Short-term...................................................................................       1,287       2,102
                                                                                                 ----------  ----------
  Total investments............................................................................      50,676      50,917

Reinsurance recoverable from Allstate Life Insurance Company...................................   2,060,419   1,340,925
Cash...........................................................................................          --         264
Net receivable from affiliates.................................................................      19,206          --
Other assets...................................................................................       2,049       2,021
Separate Accounts..............................................................................     272,420      15,578
                                                                                                 ----------  ----------
      Total assets.............................................................................  $2,404,770  $1,409,705
                                                                                                 ----------  ----------
                                                                                                 ----------  ----------
LIABILITIES
Contractholder funds...........................................................................  $2,060,419  $1,340,925
Income taxes payable...........................................................................         653       1,637
Deferred income taxes..........................................................................       1,528       1,828
Net payable to affiliates......................................................................          --         255
Separate Accounts..............................................................................     260,290       5,048
                                                                                                 ----------  ----------
      Total liabilities........................................................................   2,322,890   1,349,693
                                                                                                 ----------  ----------
SHAREHOLDER'S EQUITY
Common stock, $500 par value, 4,200 shares authorized, issued, and outstanding.................       2,100       2,100
Additional capital paid-in.....................................................................      69,641      49,641
Unrealized net capital gains...................................................................       2,790       3,357
Retained income................................................................................       7,349       4,914
                                                                                                 ----------  ----------
      Total shareholder's equity...............................................................      81,880      60,012
                                                                                                 ----------  ----------
      Total liabilities and shareholder's equity...............................................  $2,404,770  $1,409,705
                                                                                                 ----------  ----------
                                                                                                 ----------  ----------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF OPERATIONS



                                                                                                 YEAR ENDED DECEMBER 31,
                                                                                             -------------------------------
                                                                                               1996       1995       1994
($ IN THOUSANDS)                                                                             ---------  ---------  ---------
REVENUES
Net investment income......................................................................  $   3,774  $   3,996  $   2,017
Realized capital gains and losses..........................................................         --        459         --
                                                                                             ---------  ---------  ---------
INCOME BEFORE INCOME TAX EXPENSE...........................................................      3,774      4,455      2,017
INCOME TAX EXPENSE.........................................................................      1,339      1,576        723
                                                                                             ---------  ---------  ---------
NET INCOME.................................................................................  $   2,435  $   2,879  $   1,294
                                                                                             ---------  ---------  ---------
                                                                                             ---------  ---------  ---------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY



                                                                                             YEAR ENDED DECEMBER 31,
                                                                                         -------------------------------
                                                                                           1996       1995       1994
($ IN THOUSANDS)                                                                         ---------  ---------  ---------
COMMON STOCK...........................................................................  $   2,100  $   2,100  $   2,100
                                                                                         ---------  ---------  ---------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year.............................................................     49,641     49,641      9,641
Capital contributions..................................................................     20,000         --     40,000
                                                                                         ---------  ---------  ---------
Balance, end of year...................................................................     69,641     49,641     49,641
                                                                                         ---------  ---------  ---------
UNREALIZED NET CAPITAL GAINS
Balance, beginning of year.............................................................      3,357     (1,118)       693
Net (decrease) increase................................................................       (567)     4,475     (1,811)
                                                                                         ---------  ---------  ---------
Balance, end of year...................................................................      2,790      3,357     (1,118)
                                                                                         ---------  ---------  ---------
RETAINED INCOME
Balance, beginning of year.............................................................      4,914      2,035        741
Net income.............................................................................      2,435      2,879      1,294
                                                                                         ---------  ---------  ---------
Balance, end of year...................................................................      7,349      4,914      2,035
                                                                                         ---------  ---------  ---------
    Total shareholder's equity.........................................................  $  81,880  $  60,012  $  52,658
                                                                                         ---------  ---------  ---------
                                                                                         ---------  ---------  ---------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS



                                                                                             YEAR ENDED DECEMBER 31,
                                                                                         -------------------------------
                                                                                           1996       1995       1994
($ IN THOUSANDS)                                                                         ---------  ---------  ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................................................................  $   2,435  $   2,879  $   1,294
Adjustments to reconcile net income to net cash provided by operating activities
  Change in deferred income taxes......................................................          4        (39)        71
  Realized capital gains and losses....................................................         --       (459)        --
  Changes in other operating assets and liabilities....................................       (510)     1,217       (251)
                                                                                         ---------  ---------  ---------
    Net cash provided by operating activities..........................................      1,929      3,598      1,114
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales..................................................................         --      7,836         --
  Investment collections...............................................................      2,891      1,568        649
  Investment purchases.................................................................     (5,667)    (1,491)   (42,729)
Participation in Separate Accounts.....................................................       (232)   (10,069)        --
Change in short-term investments, net..................................................        815     (1,178)       667
                                                                                         ---------  ---------  ---------
    Net cash used in investing activities..............................................     (2,193)    (3,334)   (41,413)
                                                                                         ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution...................................................................         --         --     40,000
                                                                                         ---------  ---------  ---------
    Net cash provided by financing activities..........................................         --         --     40,000
                                                                                         ---------  ---------  ---------
NET (DECREASE) INCREASE IN CASH........................................................       (264)       264       (299)
CASH AT BEGINNING OF YEAR..............................................................        264         --        299
                                                                                         ---------  ---------  ---------
CASH AT END OF YEAR....................................................................  $      --  $     264  $      --
                                                                                         ---------  ---------  ---------
                                                                                         ---------  ---------  ---------
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Noncash financing activity:
  Capital contribution receivable from Allstate Life Insurance Company.................  $  20,000  $      --  $      --
                                                                                         ---------  ---------  ---------
                                                                                         ---------  ---------  ---------



See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)



1.  GENERAL



BASIS OF PRESENTATION



The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). On June 30, 1995, Sears, Roebuck and Co. ("Sears") distributed its 80.3% ownership in the Corporation to Sears common shareholders through a tax-free dividend (the "Distribution"). These financial statements have been prepared in conformity with generally accepted accounting principles.



To conform with the 1996 presentation, certain items in the prior years' financial statements and notes have been reclassified.



NATURE OF OPERATIONS



The Company markets interest-sensitive life insurance and various annuity products in the United States through banks and broker-dealers. Annuities include deferred annuities, such as variable annuities and fixed rate flexible premium annuities. The Company has entered into exclusive distribution arrangements with management investment companies to market its variable annuity contracts.



Annuity and life insurance contracts issued by the Company are subject to discretionary withdrawal or surrender by the contractholder, subject to applicable surrender charges. These contracts are reinsured with ALIC (see Note
3), which invests premiums and deposits to create cash flows that will fund future benefits and expenses. In order to support competitive credited rates, ALIC adheres to a basic philosophy of matching assets with related liabilities to limit interest rate risk, while maintaining adequate liquidity and a prudent and diversified level of credit risk.



The Company monitors economic and regulatory developments which have the potential to impact its business. There continues to be proposed federal legislation and regulation which would allow banks greater participation in securities and insurance businesses, which could present an increased level of competition for sales of the Company's annuity contracts. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the market for these products.



The Company is authorized to sell life and annuity products in all states except New York, as well as the District of Columbia. The top geographic locations for statutory premiums earned are Florida, California, Pennsylvania, Michigan, Oregon, Texas and Georgia for the year ended December 31, 1996. No other jurisdiction accounted for more than 5% of statutory premiums. All premiums and contract charges are ceded to ALIC under reinsurance agreements.



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES



INVESTMENTS



Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses.



Short-term investments are carried at cost which approximates fair value.



Investment income consists primarily of interest, which is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.



RECOGNITION OF PREMIUM REVENUE AND CONTRACT CHARGES



Revenues on interest-sensitive life insurance contracts are comprised of contract charges and fees, and are recognized when assessed against the policyholder account balance. Revenues on annuities, which are considered investment contracts, include contract charges and fees for contract administration and surrenders. These revenues are recognized when levied against the contract balances.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


REINSURANCE



The Company and ALIC entered into a reinsurance agreement effective on June 5, 1992. All business issued subsequent to that date is ceded to ALIC. Life insurance in force prior to that date is ceded to non-affiliated reinsurers. Contract charges and credited interest are ceded and shown net of such cessions in the statements of operations. Under the reinsurance agreement with ALIC, all premiums and deposits are transferred to ALIC. The amounts shown in the Company's statements of operations relate to the investment of those assets of the Company that are not transferred to ALIC under the reinsurance agreement. Reinsurance recoverable and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.



INCOME TAXES



The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities and the enacted tax regulations. Deferred income taxes also arise from unrealized capital gains or losses on fixed income securities carried at fair value.



SEPARATE ACCOUNTS



During 1995, the Company began issuing flexible premium deferred variable annuity contracts, the assets and liabilities of which are legally segregated and shown in the accompanying statements of financial position as assets and liabilities of the Separate Accounts (Glenbrook Life and Annuity Company Variable Annuity Account and Glenbrook Life and Annuity Company Separate Account
A), unit investment trusts registered with the Securities and Exchange
Commission.



Assets of the Separate Accounts, including the Company's ownership interest ("Participation"), are invested in funds of management investment companies and are carried at fair value. Unrealized gains and losses on the Company's Participation, net of deferred income taxes, is shown as a component of shareholder's equity. Investment income and realized capital gains and losses arising from the Participation are included in the Company's statements of operations. At December 31, 1996 and 1995, the Participation amounted to $12,130 and $10,530, respectively. The Company intends to liquidate its Participation during 1997.



Investment income and realized capital gains and losses of the Separate Accounts, other than the portion related to the Participation, accrue directly to the contractholders and, therefore, are not included in the accompanying statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance fees, administrative fees and mortality and expense risk charges, which are ceded to ALIC.



CONTRACTHOLDER FUNDS



Contractholder funds arise from the issuance of individual or group contracts that include an investment component, including most annuities and interest-sensitive life insurance. Payments received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Credited interest rates on contractholder funds ranged from 3.15% to 7.45% for those contracts with fixed interest rates and from 4.25% to 7.90% for those with flexible rates during 1996.



USE OF ESTIMATES



The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.



3.  RELATED PARTY TRANSACTIONS



REINSURANCE



Contract charges ceded to ALIC under reinsurance agreements were $4,254, $1,523 and $409 in 1996, 1995, and 1994, respectively. Credited interest, policy benefits and expenses ceded to ALIC amounted to $113,703, $71,905, and $26,177 in 1996, 1995, and 1994, respectively. Investment income earned on the assets which support contractholder funds is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



3.  RELATED PARTY TRANSACTIONS (CONTINUED)


BUSINESS OPERATIONS



The Company utilizes services and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC for the operating expenses incurred by AIC on behalf of the Company. The cost to the Company is determined by various allocation methods and is primarily related to the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $759, $348 and $271 in 1996, 1995 and 1994, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.



LAUGHLIN GROUP



Laughlin Group, Inc. ("Laughlin") is an indirect wholly owned subsidiary of ALIC. Laughlin markets certain of the Company's flexible premium deferred variable annuity contracts and flexible premium deferred fixed annuity contracts. Sales commissions paid to Laughlin and ceded to ALIC were $8,623 during 1996 and $3,439 subsequent to the Laughlin acquisition in September 1995. The Company had a receivable of $850 from Laughlin at December 31, 1996, which is included in net receivable from affiliates in the statements of financial position.



4.  INVESTMENTS



FAIR VALUES



The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:



                                                                                       GROSS UNREALIZED
                                                                        AMORTIZED   ----------------------    FAIR
                                                                          COST        GAINS     (LOSSES)      VALUE
                                                                       -----------  ---------  -----------  ---------
AT DECEMBER 31, 1996
---------------------------------------------------------------------
U.S. government and agencies.........................................   $  24,265   $   1,722   $      (3)  $  25,984
Corporate............................................................       6,970          96         (15)      7,051
Mortgage-backed securities...........................................      15,690         664          --      16,354
                                                                       -----------  ---------         ---   ---------
  Total..............................................................   $  46,925   $   2,482   $     (18)  $  49,389
                                                                       -----------  ---------         ---   ---------
                                                                       -----------  ---------         ---   ---------

AT DECEMBER 31, 1995
---------------------------------------------------------------------
U.S. government and agencies.........................................   $  24,722   $   3,470   $      --   $  28,192
Corporate............................................................       1,304         120          --       1,424
Mortgage-backed securities...........................................      18,086       1,113          --      19,199
                                                                       -----------  ---------         ---   ---------
  Total..............................................................   $  44,112   $   4,703   $      --   $  48,815
                                                                       -----------  ---------         ---   ---------
                                                                       -----------  ---------         ---   ---------



SCHEDULED MATURITIES



The scheduled maturities for fixed income securities at December 31, 1996 are as follows:



                                                                                            AMORTIZED     FAIR
                                                                                              COST        VALUE
                                                                                           -----------  ---------
Due in one year or less..................................................................   $      --   $      --
Due after one year through five years....................................................          --          --
Due after five years through ten years...................................................      22,395      23,325
Due after ten years......................................................................       8,840       9,710
                                                                                           -----------  ---------
                                                                                               31,235      33,035
Mortgage-backed securities...............................................................      15,690      16,354
                                                                                           -----------  ---------
  Total..................................................................................   $  46,925   $  49,389
                                                                                           -----------  ---------
                                                                                           -----------  ---------



Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



4.  INVESTMENTS (CONTINUED)


NET INVESTMENT INCOME



                                                                                          YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------
                                                                                        1996       1995       1994
                                                                                      ---------  ---------  ---------
Fixed income securities.............................................................  $   3,478  $   3,850  $   1,984
Short-term..........................................................................        126        113         48
Participation in Separate Accounts..................................................        232         69         --
                                                                                      ---------  ---------  ---------
  Investment income, before expense.................................................      3,836      4,032      2,032
  Investment expense................................................................         62         36         15
                                                                                      ---------  ---------  ---------
    Net investment income...........................................................  $   3,774  $   3,996  $   2,017
                                                                                      ---------  ---------  ---------
                                                                                      ---------  ---------  ---------



PROCEEDS FROM SALES OF FIXED INCOME SECURITIES AND REALIZED CAPITAL GAINS



There were no sales of investments in 1996 or 1994. In 1995, proceeds from sales of investments in fixed income securities were $7,836. These sales resulted in gross realized gains of $459 and related income taxes of $161.



UNREALIZED NET CAPITAL GAINS AND LOSSES



Unrealized net capital gains and losses on fixed income securities and the Company's participation in the Separate Accounts included in shareholder's equity at December 31, 1996 are as follows:



                                                                               AMORTIZED     FAIR     UNREALIZED
                                                                                 COST        VALUE     NET GAINS
                                                                              -----------  ---------  -----------
Fixed income securities.....................................................   $  46,925   $  49,389   $   2,464
Participation in Separate Accounts..........................................      10,301      12,130       1,829
                                                                              -----------  ---------  -----------
  Total.....................................................................   $  57,226   $  61,519       4,293
                                                                              -----------  ---------
                                                                              -----------  ---------
Deferred income taxes.......................................................                              (1,503)
                                                                                                      -----------
Unrealized net capital gains................................................                           $   2,790
                                                                                                      -----------
                                                                                                      -----------



CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES



                                                                                       YEAR ENDED DECEMBER 31,
                                                                                   -------------------------------
                                                                                     1996       1995       1994
                                                                                   ---------  ---------  ---------
Fixed income securities..........................................................  $  (2,239) $   6,423  $  (2,786)
Participation in Separate Accounts...............................................      1,368        461         --
Deferred income taxes............................................................        304     (2,409)       975
                                                                                   ---------  ---------  ---------
Change in unrealized net capital gains and losses................................  $    (567) $   4,475  $  (1,811)
                                                                                   ---------  ---------  ---------
                                                                                   ---------  ---------  ---------



SECURITIES ON DEPOSIT



At December 31, 1996, fixed income securities with a carrying value of $9,105 were on deposit with regulatory authorities as required by law.



5.  FINANCIAL INSTRUMENTS



In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's assets (including reinsurance recoverable) and liabilities (including deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, including accrued investment income and cash, are generally of a short-term nature. It is assumed that their carrying value approximates fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



5.  FINANCIAL INSTRUMENTS (CONTINUED)


FINANCIAL ASSETS



                                                                                              AT DECEMBER 31,
                                                                                --------------------------------------------
                                                                                        1996                   1995
                                                                                --------------------  ----------------------
                                                                                CARRYING     FAIR      CARRYING      FAIR
                                                                                  VALUE      VALUE       VALUE       VALUE
                                                                                ---------  ---------  -----------  ---------
Fixed income securities.......................................................  $  49,389  $  49,389   $  48,815   $  48,815
Short-term investments........................................................      1,287      1,287       2,102       2,102
Separate Accounts.............................................................    272,420    272,420      15,578      15,578



Fair values for fixed income securities are based on quoted market prices. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value approximates fair value. Assets of the Separate Accounts are carried in the statements of financial position at fair value.



FINANCIAL LIABILITIES



                                                                                       AT DECEMBER 31,
                                                                        ----------------------------------------------
                                                                                 1996                    1995
                                                                        ----------------------  ----------------------
                                                                         CARRYING      FAIR      CARRYING      FAIR
                                                                          VALUE       VALUE       VALUE       VALUE
                                                                        ----------  ----------  ----------  ----------
Contractholder funds on investment contracts..........................  $2,059,642  $1,949,329  $1,340,925  $1,282,248
Separate Accounts.....................................................     260,290     260,290       5,048       5,048



The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Account liabilities are carried at the fair value of the underlying assets.



6.  INCOME TAXES



The Company will file a separate federal income tax return and is not a party to any tax sharing agreements in the current tax year.



Prior to the Distribution, the Corporation and all of its domestic subsidiaries including the Company (the "Allstate Group") joined with Sears and its domestic business units (the "Sears Group") in the filing of a consolidated federal income tax return (the "Sears Tax Group") and were parties to a federal income tax allocation agreement (the "Tax Sharing Agreement"). Under the Tax Sharing Agreement, the Company, through the Corporation, paid to or received from the Sears Group the amount, if any, by which the Sears Tax Group's federal income tax liability was affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this resulted in the Company's annual income tax provision being computed as if the Company filed a separate return, except that items such as net operating losses, capital losses or similar items, which might not be recognized in a separate return, were allocated according to the Tax Sharing Agreement.



The Allstate Group and Sears Group have entered into an agreement which governs their respective rights and obligations with respect to federal income taxes for all periods prior to the Distribution ("Consolidated Tax Years"). The agreement provides that all Consolidated Tax Years will continue to be governed by the Tax Sharing Agreement with respect to the Company's federal income tax liability.



The Company will be eligible for inclusion in the consolidated federal income tax return of the Corporation and its subsidiaries in 1997.



The components of the deferred income tax liability at December 31, 1996 and 1995 are as follows:



                                                                                                 AT DECEMBER 31,
                                                                                               --------------------
                                                                                                 1996       1995
                                                                                               ---------  ---------
Unrealized net capital gains on fixed income securities......................................  $   1,503  $   1,807
Difference in tax bases of investments.......................................................         25         21
                                                                                               ---------  ---------
  Total deferred liability...................................................................  $   1,528  $   1,828
                                                                                               ---------  ---------
                                                                                               ---------  ---------

                       GLENBROOK LIFE AND ANNUITY COMPANY
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                ($ IN THOUSANDS)



6.  INCOME TAXES (CONTINUED)


The components of income tax expense are as follows:



                                                                                           YEAR ENDED DECEMBER 31,
                                                                                       -------------------------------
                                                                                         1996       1995       1994
                                                                                       ---------  ---------  ---------
Current..............................................................................  $   1,335  $   1,615  $     652
Deferred.............................................................................          4        (39)        71
                                                                                       ---------  ---------        ---
  Total income tax expense...........................................................  $   1,339  $   1,576  $     723
                                                                                       ---------  ---------        ---
                                                                                       ---------  ---------        ---



The Company paid income taxes of $2,597, $874 and $57 in 1996, 1995 and 1994, respectively. The Company had income taxes payable of $653 and $1,637 at December 31, 1996 and 1995, respectively.



7.  STATUTORY FINANCIAL INFORMATION



The following tables reconcile net income and shareholder's equity as reported herein in conformity with generally accepted accounting principles with statutory net income and capital and surplus, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:



                                                                                                NET INCOME
                                                                                      -------------------------------
                                                                                          YEAR ENDED DECEMBER 31,
                                                                                      -------------------------------
                                                                                        1996       1995       1994
                                                                                      ---------  ---------  ---------
Balance per generally accepted accounting principles................................  $   2,435  $   2,879  $   1,294
  Deferred income taxes.............................................................          4        (39)        71
  Unrealized gain on participation in Separate Accounts.............................      1,368         --         --
  Non-admitted assets and statutory reserves........................................        (50)      (171)       (80)
                                                                                      ---------  ---------  ---------
Balance per statutory accounting practices..........................................  $   3,757  $   2,669  $   1,285
                                                                                      ---------  ---------  ---------
                                                                                      ---------  ---------  ---------



                                                                                            SHAREHOLDER'S EQUITY
                                                                                            --------------------
                                                                                              AT DECEMBER 31,
                                                                                            --------------------
                                                                                              1996       1995
                                                                                            ---------  ---------
Balance per generally accepted accounting principles......................................  $  81,880  $  60,012
  Deferred income taxes...................................................................      1,528      1,828
  Unrealized gain/loss on fixed income securities.........................................     (2,464)    (4,703)
  Non-admitted assets and statutory reserves..............................................     (3,751)    (1,419)
  Other...................................................................................     (1,499)    (1,413)
                                                                                            ---------  ---------
Balance per statutory accounting practices................................................  $  75,694  $  54,305
                                                                                            ---------  ---------
                                                                                            ---------  ---------



PERMITTED STATUTORY ACCOUNTING PRACTICES



The Company prepares its statutory financial statements in accordance with accounting principles and practices prescribed or permitted by the Illinois Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus or risk-based capital.



DIVIDENDS



The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by insurance companies without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 1997 without prior approval of the Illinois Department of Insurance is $7,359.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                           SCHEDULE IV -- REINSURANCE
                                ($ IN THOUSANDS)


                                                                                                 GROSS
                                                                                                AMOUNT       CEDED    NET AMOUNT
                                                                                              -----------  ---------  -----------
YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------------------
Life insurance in force.....................................................................   $   2,436   $   2,436   $      --
                                                                                                   -----   ---------       -----
                                                                                                   -----   ---------       -----
Premiums and contract charges:
  Life and annuities........................................................................   $   4,254   $   4,254   $      --
                                                                                                   -----   ---------       -----
                                                                                                   -----   ---------       -----


                                                                                                 GROSS
                                                                                                AMOUNT       CEDED    NET AMOUNT
                                                                                              -----------  ---------  -----------
YEAR ENDED DECEMBER 31, 1995
--------------------------------------------------------------------------------------------
Life insurance in force.....................................................................   $   1,250   $   1,250   $      --
                                                                                                   -----   ---------       -----
                                                                                                   -----   ---------       -----
Premiums and contract charges:
  Life and annuities........................................................................   $   6,571   $   6,571   $      --
                                                                                                   -----   ---------       -----
                                                                                                   -----   ---------       -----

                                                                                                 GROSS
                                                                                                AMOUNT       CEDED    NET AMOUNT
                                                                                              -----------  ---------  -----------
YEAR ENDED DECEMBER 31, 1994
--------------------------------------------------------------------------------------------
Life insurance in force.....................................................................   $   1,250   $   1,250   $      --
                                                                                                   -----   ---------       -----
                                                                                                   -----   ---------       -----
Premiums and contract charges:
  Life and annuities........................................................................   $     409   $     409   $      --
                                                                                                   -----   ---------       -----
                                                                                                   -----   ---------       -----

                                   APPENDIX A
                            MARKET VALUE ADJUSTMENT

The Market Value Adjustment is based on the following:

      I =  the Treasury Rate for a maturity equal to the Sub-account's Guarantee Period for the week preceding the establishment of the Sub-account.

      N =  the number of whole and partial years from the date we receive the withdrawal, transfer, or death benefit request, or from the Payout Start Date to the end of the
           Sub-account's Guarantee Period.

      J =  the Treasury Rate for a maturity equal to the Sub-accounts Guarantee Period for the week preceding the receipt of the withdrawal request, transfer request, death benefit request, or income payment request. If a Note with a maturity of the original guarantee period is not available, a weighted average will be used.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Bulletin Release H.15.

The Market Value Adjustment factor is determined from the following formula:


 .9* (I-J)* N


Any transfer, withdrawal in excess of the free withdrawal amount, or death benefit paid from a Sub-account of the Guaranteed Maturity Fixed Account will be multiplied by the Market Value Adjustment factor to determine the Market Value Adjustment.

                                  ILLUSTRATION

                       EXAMPLE OF MARKET VALUE ADJUSTMENT


Purchase
Payment:         $10,000
Guarantee
Period:          5 years
Interest Rate:   4.50%
Full
Withdrawal:      End of Contract Year 3


    NOTE: This illustration assumes that premium taxes were not applicable.

                 EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)

           Step 1: Calculate Account Value at End of Contract Year 3:


                     = 10,000.00 * (1.045)(3) = $11,411.66


                 Step 2: Calculate the Free Withdrawal Amount:

                        = .15 * (10,000.00) = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:


                    = .05 * (10,000.00 - 1,500.00) = $425.00


                 Step 4: Calculate the Market Value Adjustment:


                                    I= 4.50%


                                    J= 4.20%

                                    N =730 days = 2
          365 days

                Market Value Adjustment Factor: .9 * (I--J) * N

                        = .9 * (.045 - .042) * 2 = .0054


 Market Value Adjustment = Factor * Amount Subject to Market Value Adjustment:


                     = .0054 * (11,411.66 - 1,500) = $53.52


    Step 5: Calculate The Amount Received by Customers as a Result of a Full
                   Withdrawal at the end of Contract Year 3:


                   = 11,411.66 - 425.00 + 53.52 = $11,040.18


                   EXAMPLE 2: (ASSUMES RISING INTEREST RATES)

           Step 1: Calculate Account Value at End of Contract Year 3:


                     = 10,000.00 * (1.045)(3) = $11,411.66


                 Step 2: Calculate the Free Withdrawal Amount:

                        = .15 * (10,000.00) = $1,500.00

                    Step 3: Calculate the Withdrawal Charge:


                    = .05 * (10,000.00 - 1,500.00) = $425.00


                 Step 4: Calculate the Market Value Adjustment:


                                    I= 4.5%


                                    J= 4.8%

                                    N =730 days = 2
          365 days


                 Market Value Adjustment Factor: .9 * (I-J) * N



                      = .9 * (.045 - .048) * (2) = -.0054


  Market Value Adjustment = Factor * Amount Subject to Market Value Adjustment


                    = -.0054 * ($11,411.66 - 1,500) = -53.52


     Step 5: Calculate The Net Withdrawal Value at End of Contract Year 3:


                   = 11,411.66 - 425.00 - 53.52 = $10,933.14

             STATEMENT OF ADDITIONAL INFORMATION: TABLE OF CONTENTS

                                                    PAGE
                                                    -----
Additions, Deletions or Substitutions of
 Investments...................................           3

Reinvestment...................................           3

The Contract...................................           3

  Purchase of Contracts........................           3

  Performance Data.............................           3

  Tax-free Exchanges (1035 Exchanges, Rollovers
   and Transfers)..............................           4

  Premium Taxes................................           4

  Tax Reserves.................................           4

Income Payments................................           4

  Calculation of Variable Annuity Unit Values..           4

General Matters................................           5

                                                    PAGE
                                                    -----

  Incontestability.............................           5

  Settlements..................................           5

  Safekeeping of the Variable Account's
   Assets......................................           5

Federal Tax Matters............................           5

  Introduction.................................           5

  Taxation of Glenbrook Life and Annuity
   Company.....................................           5

  Exceptions to the Non-Natural Owner Rule.....           5

  IRS Required Distribution at Death Rules.....           5

  Qualified Plans..............................           6

  Types of Qualified Plans.....................           6

Variable Account Financial Statements..........           7

ORDER FORM

Please send me a copy of the most recent Statement of Additional Information for the Glenbrook Provider Variable Annuity.

-------------------   --------------------------------------
       (Date)                         (Name)
                      --------------------------------------
                                 (Street Address)
                      --------------------------------------
                          (City)    (State)    (Zip Code)

Send to:  Glenbrook Life and Annuity Company
       Post Office Box 94042
       Palatine, Illinois 60094-4042
       Attention: Customer Service Unit

                      STATEMENT OF ADDITIONAL INFORMATION


                                 GLENBROOK LIFE
                         MULTI-MANAGER VARIABLE ACCOUNT

                                   OFFERED BY

                       GLENBROOK LIFE AND ANNUITY COMPANY

                             POST OFFICE BOX 94042
                            PALATINE, IL 60094-4042
                                1-(800)755-5275

                              INDIVIDUAL AND GROUP
                           FLEXIBLE PREMIUM DEFERRED
                           VARIABLE ANNUITY CONTRACTS

    This Statement of Additional Information supplements the information in the prospectus for the Individual and Group Flexible Premium Deferred Variable Annuity Contract offered by Glenbrook Life and Annuity Company ("Company"), a wholly owned subsidiary of Allstate Life Insurance Company. The Contract is primarily designed to aid individuals in long-term financial planning and it can be used for retirement planning regardless of whether the plan qualifies for special federal income tax treatment. The prospectus may be obtained from Glenbrook Life and Annuity Company by writing or calling the address or telephone number listed above.

                    THIS STATEMENT OF ADDITIONAL INFORMATION
                  IS NOT A PROSPECTUS AND SHOULD BE READ ONLY
                       IN CONJUNCTION WITH THE PROSPECTUS
                                FOR THE CONTRACT

                    The prospectus, dated May 1, 1997,
                            has been filed with the
                United States Securities and Exchange Commission


                               DATED MAY 1, 1997

                               TABLE OF CONTENTS

                                                       PAGE
                                                       -----
Additions, Deletions or Substitutions of
 Investments......................................           3
Reinvestment......................................           3
The Contract......................................           3
  Purchase of Contracts...........................           3
  Performance Data................................           3
  Tax-free Exchanges (1035 Exchanges, Rollovers
   and Transfers).................................           4
  Premium Taxes...................................           4
  Tax Reserves....................................           4
Income Payments...................................           4
  Calculation of Variable Annuity Unit Values.....           4
General Matters...................................           5

                                                       PAGE
                                                       -----

  Incontestability................................           5
  Settlements.....................................           5
  Safekeeping of the Variable Account's Assets....           5
Federal Tax Matters...............................           5
  Introduction....................................           5
  Taxation of Glenbrook Life and Annuity
   Company........................................           5
  Exceptions to the Non-Natural Owner Rule........           5
  IRS Required Distribution at Death Rules........           5
  Qualified Plans.................................           6
  Types of Qualified Plans........................           6
Variable Account Financial Statements.............           7

              ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

    The Company retains the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Fund shares held by any Sub-account of the Variable Account. The Company reserves the right to eliminate the shares of any of the portfolios and to substitute shares of another portfolio of the Fund, or of another open-end, registered investment company, if the shares of the Fund are no longer available for investment, or if, in the Company's judgment, investment in any Fund would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to an Owner's interest in a Sub-account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Owners.

    The Company may also establish additional Sub-accounts or series of Sub-accounts of the Variable Account. Each additional Sub-account would purchase shares in a new portfolio of the Fund or in another mutual fund. New Sub-accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-accounts offered in conjunction with the Contract will be made available to existing Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-accounts if, in its sole discretion, marketing, tax or investment conditions so warrant.

    In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under such Act in the event such registration is no longer required.

                                  REINVESTMENT

    All dividends and capital gains distributions from the Funds are automatically reinvested in shares of the distributing Fund at their net asset value.

                                  THE CONTRACT

Purchase of Contracts

    The Contracts are offered to the public through brokers as well as banks licensed under the federal securities laws and state insurance laws. The Contracts are distributed through the principal underwriter for the Variable Account, Allstate Life Financial Services, Inc., an affiliate of Glenbrook Life and Annuity Company. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. However, the Company reserves the right to discontinue the offering of the Contracts.

Performance Data

    From time to time the Variable Account may publish advertisements containing performance data relating to its Sub-accounts. The performance data for the Sub-accounts (other than for the Money Market Sub-account) will always be accompanied by total return quotations. Performance figures used by the Variable Account are based on actual historical performance of its Sub-accounts for specified periods, and the figures are not intended to indicate future performance. The Variable Account may also disclose yield, standard total return, and non-standard total return for periods prior to the date that the Variable Account commenced operations. For periods prior to the date the Variable Account commenced operations, performance information for the Sub-accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-accounts.

    A Sub-account's "average annual total return" represents an annualization of the Sub-account's total return over a particular period and is computed by finding the annual percentage rate which, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Sub-account's operations, if shorter than any of the foregoing. The average annual total return is obtained by dividing the ending redeemable value, after deductions for any withdrawal charges or contract maintenance charges imposed on the Contracts by the Variable Account, by the initial hypothetical $1,000 purchase payment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result.

    The withdrawal charges assessed upon redemption are computed as follows: the free withdrawal amount is not assessed a withdrawal charge. Withdrawal charges are charged on the amount of redemption equal to the purchase payment, reduced by the amount of the free withdrawal amount, if any. The remaining amount of the redemption, if any, is not assessed a withdrawal charge. The withdrawal charge schedule specifies rates based on the number of complete years since each purchase payment was made. The contract maintenance charge

($35 per contract) used in the total return calculation is normally prorated using the following method: The total amount of annual Contract fees collected during the year is divided by the total average net assets of all the Sub-accounts. The resulting percentage is then multiplied by the ending Contract Value.

    In addition, the Variable Account may advertise the total return over different periods of time by means of aggregate, average, year-by-year or other types of total return figures. Such calculations would not reflect deductions for withdrawal charges which may be imposed on the Contracts by the Variable Account which, if reflected, would reduce the performance quoted. The formula for computing such total return quotations involves a per unit change calculation. This calculation is based on the Accumulation Unit value at the end of the defined period divided by the Accumulation Unit value at the beginning of such period, minus 1. The periods included in such advertisements are "year-to-date" (prior calendar year end to the day of the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); "the prior calendar year"; " 'n' most recent Calendar Years"; and "Inception (commencement of the Sub-account's operation) to date" (day of the advertisement).

    The Variable Account may also advertise the performance of the Sub-accounts relative to certain performance rankings and indexes compiled by independent organizations, such as: (a) Lipper Analytical Services, Inc.; (b) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"); (c) A.M. Best Company; (d) Bank Rate Monitor; and (e) Morningstar.

Tax-Free Exchanges (1035 Exchanges, Rollovers and Transfers)

    The Company accepts purchase payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

    The Company also accepts "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract which is eligible to "rollover" into an IRA. The Company differentiates among Non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. An Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

Premium Taxes

    Applicable premium tax rates depend on the Owner's state of residency and the insurance laws and status of the Company in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations or judicial acts.

Tax Reserves

    Company does not establish capital gains tax reserves for the Sub-account nor deduct charges for tax reserves because the Company believes that capital gains attributable to the Variable Account will not be taxable. However, the Company reserves the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

                                INCOME PAYMENTS

Calculation of Variable Annuity Unit Values

    The amount of the first income payment is calculated by applying the Contract Value allocated to each Variable Sub-account less any applicable premium tax charge deducted at this time, to the income payment tables in the Contract. The first variable annuity income payment is divided by the Sub-account's then current annuity unit value to determine the number of annuity units upon which later income payments will be based. Variable annuity income payments after the first will be equal to the sum of the number of annuity units determined in this manner for each Sub-account times the then current annuity unit value for each respective Sub-account.

    Annuity units in each variable Sub-account are valued separately and annuity unit values will depend upon the investment experience of the particular portfolios in which the Sub-account invests. The value of the annuity unit for each variable Sub-account at the end of any Valuation Period is calculated by:
(a) multiplying the annuity unit Value at the end of the immediately preceding Valuation Period by the Sub-accounts's net investment factor during the period; and then (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable annuity income payment, and is at an effective annual rate which is disclosed in the Contract.

    The amount of the first income payment paid under an income plan is determined using the interest rate and mortality table disclosed in the Contract. Due to judicial or legislative developments regarding the use of tables which do not differentiate on the basis of sex, different annuity tables may be used.

                                GENERAL MATTERS

Incontestability

    The Contract will not be contested after it is issued.

Settlements

    Due proof of the Owner(s) death (or Annuitant's death if there is a non-natural Owner) must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets

    The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Fund shares held by each of the variable Sub-accounts.

    The Funds do not issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates. See the Fund prospectuses for a more complete description of the custodian of the Funds.

                              FEDERAL TAX MATTERS

Introduction

    THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. THE COMPANY MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT. Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

Taxation of Glenbrook Life and Annuity Company

    The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract.

    Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all contracts) in order to set aside provisions to pay such taxes.

Exceptions to the Non-Natural Owner Rule

    There are several exceptions to the general rule that contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS Required Distribution at Death Rules

    In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

Qualified Plans

    This annuity contract may be used with several types of qualified plans. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Owners and participants under the plan and annuitants and beneficiaries under the contract may be subject to the terms and conditions of the plan regardless of the terms of the contract.

Types of Qualified Plans

                        INDIVIDUAL RETIREMENT ANNUITIES

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity. Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity. IRAs generally may not provide life insurance, but they may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the contract value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

                       SIMPLIFIED EMPLOYEE PENSION PLANS

    Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' individual retirement annuities if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the contract in connection with such plans should seek competent advice. In particular, employers should consider that IRAs generally may not provide life insurance, but they may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the contract value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the contract would not be viewed as satisfying the requirements of the IRS.


             SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

     Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching contributions made by employers. Employers intending to use the contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

                            TAX SHELTERED ANNUITIES

    Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only after the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where the Company is directed to transfer some or all of the contract value to another Section 403(b) plan. Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

          CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

    Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

             STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION
                          DEFERRED COMPENSATION PLANS

    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distribution from the plan. However, under a Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

                             FINANCIAL STATEMENTS

    The financial statements of the Glenbrook Life Multi-Manager Variable Account are not included herein because, as of December 31, 1996, the Variable Account had not yet commenced operations, had no assets or liabilities and received no income. The financial statements of the Variable Account will be audited on an annual basis once the Variable Account commences operations. The financial statements of Glenbrook Life and Annuity Company begin on Page F-1 of the Prospectus.

PART C

                              OTHER INFORMATION

24a.  FINANCIAL STATEMENTS


PART A: Glenbrook Life and Annuity Company Financial Statements and Financial Statement Schedules are contained in Part A of this Registration Statement.


     The financial statements of Glenbrook Life Multi Manager Variable Account are not included herein because, as of December 31, 1996, the Variable Account had not yet commenced operations, had no assets or liabilities and received no income. The financial statements of the Variable Account will be audited on an annual basis once the Variable Account commences operations.

24b.  EXHIBITS

     The following exhibits:

     The following exhibits correspond to those required by paragraph (b) of
Item 24 as to exhibits in Form N-4:


     (1) Resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the Glenbrook Life Multi Manager Variable Account*

     (2)  Not Applicable

     (3)  Underwriting Agreement**

     (4)  Specimen Contract**

     (5)  Application for a Contract**

     (6)  (a) Certificate of Incorporation of Glenbrook Life and Annuity
              Company***
          (b) By-laws of Glenbrook Life and Annuity Company***

     (7)  Reinsurance Agreement***

     (8)  Participation Agreement**

     (9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Glenbrook Life and Annuity Company**

    (10)  (a) Consent of Accountants
          (b) Consent of Attorneys

    (11)  Not applicable

    (12)  Not applicable

    (13)  Not applicable

    (14)  Not applicable

    (15)  Powers of Attorney

-------------

* Previously filed and incorporated by reference with Depositor's Form N-4 Registration Statement No. 333-00999 dated February 12, 1996.
** Previously filed and incorporated by reference with Depositor's Form N-4 Registration Statement No. 333-00999 dated August 22, 1996.
*** Previously filed and incorporated by reference, with Depositor's Form S-1 Registration Statement No. 333-07275 dated June 28, 1996.


25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


NAME AND PRINCIPAL             POSITION AND OFFICE WITH DEPOSITOR
 BUSINESS ADDRESS                         OF THE TRUST
------------------             ----------------------------------

Louis G. Lower, III            Chairman of the Board and Chief Executive
                               Officer
Michael J. Velotta             Vice President, Secretary, General Counsel
                               and Director
Peter H. Heckman               President, Chief Operating Officer and Director
Marla G. Friedman              Vice President
Kevin R. Slawin                Vice President
G. Craig Whitehead             Senior Vice President and Director
John R. Hunter                 Director
James P. Zils                  Treasurer
Casey J. Sylla                 Chief Investment Officer
Sarah R. Donahue               Assistant Vice President
Emma M. Kalaidjian             Assistant Secretary
Paul N. Keirig                 Assistant Secretary
Mary J. McGinn                 Assistant Secretary
Keith A. Hauschildt            Assistant Vice President and Controller
Robert N. Roeters              Assistant Vice President
Theodore A. Schnell            Assistant Treasurer
Steven E. Shebik               Assistant Treasurer
Brenda D. Sneed                Assistant Secretary and Assistant General
                               Counsel
C. Nelson Strom                Assistant Vice President and Corporate Actuary


The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, IL 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
     REGISTRANT

     See 10-K Commission File #1-11840, The Allstate Corporation.

27.  NUMBER OF CONTRACT OWNERS

     Not Applicable

28.  INDEMNIFICATION

     The by-laws of both Glenbrook Life and Annuity Company (Depositor) and

Allstate Life Financial Services, Inc. (Distributor), provides for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.


     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of Glenbrook Life and Annuity Company ("Registrant"), Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered. Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precendent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29a.  RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES


     -  Glenbrook Life and Annuity Company Separate Account A
     -  Glenbrook Life and Annuity Company Variable Annuity Account
     -  Allstate Life of New York Separate Account A
     -  Glenbrook Life Variable Life Separate Account A


29b.  PRINCIPAL UNDERWRITER


   NAME AND PRINCIPAL BUSINESS                 ALLSTATE LIFE FINANCIAL
   ADDRESS OF EACH SUCH PERSON                 SERVICES, INC. ("ALFS")
   ---------------------------                 -----------------------

        Louis G. Lower, II                     Director
        Kevin R. Slawin                        Director
        Michael J. Velotta                     Director and Secretary
        Robert J. Kelly                        President and Chief Executive
                                               Officer
        Diane Bellas                           Vice President and Controller
        Andrea J. Schur                        Vice President
        Brent H. Hamann                        Vice President
        James P. Zils                          Treasurer
        John R. Hedrick                        General Counsel and
                                               Assistant Secretary
        Lisa A. Burnell                        Assistant Vice President
                                               and Compliance Officer
        Robert N. Roeters                      Assistant Vice President
        Emma M. Kalaidjian                     Assistant Secretary
        Paul N. Kierig                         Assistant Secretary
        Steven E. Shebik                       Assistant Treasurer

The principal address of ALFS is 3100 Sanders Road, Northbrook, Illinois

29c.  COMPENSATION OF ALLSTATE LIFE FINANCIAL SERVICES, INC.

     None

30.  LOCATION OF ACCOUNTS AND RECORDS

     The Depositor, Glenbrook Life and Annuity Company, is located at 3100 Sanders Road, Northbrook, IL 60062.

     The Underwriter, Allstate Life Financial Services, Inc., is located at 3100 Sanders Road, Northbrook, Illinois 60062.

     Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

     None

32.  UNDERTAKINGS

     The Registrant promises to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for as long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of Additional Information or a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information. Finally the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

33.  REPRESENTATION PURSUANT TO SECTION 403(b) OF THE INTERNAL REVENUE CODE

     The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance ("ACLI") and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.


34.  REPRESENTATIONS REGARDING CONTRACT EXPENSE

     Glenbrook Life and Annuity Company ("Glenbrook Life") represents that the fees and charges deducted under the Individual and Group Flexible Premium Deferred Variable Annuity Contract hereby registered by this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 (the "Act") and the Investment Company Act of 1940, the registrant, Glenbrook Life Multi-Manager Variable Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Township of Northfield, State of Illinois, on the 26th day of March, 1997.


                GLENBROOK LIFE MULTI MANAGER VARIABLE ACCOUNT
                              (Registrant)

                            By: GLENBROOK LIFE AND ANNUITY COMPANY
                                        (Depositor)

(SEAL)
Attest: /s/BRENDA D. SNEED            By: /s/MICHAEL J. VELOTTA
       -------------------------          ------------------------
        Brenda D. Sneed                    Michael J. Velotta
        Assistant Secretary                Vice President, Secretary and
        and Assistant                        General Counsel
        General Counsel


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registration Statement has been duly signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 26th day of March, 1997.



*/LOUIS G. LOWER, II        Chairman of the Board of Directors and
-------------------------   Chief Executive Officer
  Louis G. Lower, II         (Principal Executive Officer)

/s/MICHAEL J. VELOTTA       Vice President, Secretary, General
-------------------------    Counsel and Director
   Michael J. Velotta

*/PETER H. HECKMAN          President, Chief Operating Officer
-------------------------    and Director
   Peter H. Heckman

*/JOHN R. HUNTER            Director
-------------------------
   John R. Hunter

*/KEVIN R. SLAWIN           Vice President
-------------------------    (Principal Financial Officer)
   Kevin R. Slawin

*/MARLA G. FRIEDMAN         Senior Vice President
-------------------------
   Marla G. Friedman

*/G. CRAIG WHITEHEAD        Senior Vice President and Director
-------------------------
  G. Craig Whitehead

*/JAMES P. ZILS             Treasurer
-------------------------
  James P. Zils

*/CASEY J. SYLLA            Chief Investment Officer
-------------------------
  Casey J. Sylla

**/KEITH A. HAUSCHILDT      Assistant Vice President and Controller
-------------------------    (Principal Accounting Officer)
  Keith A. Hauschildt


  */ By Michael J. Velotta, pursuant to Power of Attorney, previously filed. **/ By Michael J. Velotta, pursuant to Power of Attorney, filed herewith.